UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2019

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Equity Fund
January 31, 2019

Adaptive Equity - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 4.1%
Boeing Co. (The)	3,037	1,171,128
Lockheed Martin Corp.	10,755	3,115,616
		4,286,744
Airlines — 1.8%
Southwest Airlines Co.	33,159	1,882,105
Banks — 3.8%
First Hawaiian, Inc.	41,962	1,079,682
Umpqua Holdings Corp.	160,924	2,845,137
		3,924,819
Biotechnology — 4.2%
AbbVie, Inc.	37,413	3,003,890
Amgen, Inc.	6,523	1,220,519
Gilead Sciences, Inc.	2,645	185,176
		4,409,585
Capital Markets — 0.5%
Moelis & Co., Class A	10,937	478,494
Chemicals — 1.4%
Axalta Coating Systems Ltd.(1)	17,949	459,853
Ecolab, Inc.	583	92,213
LyondellBasell Industries NV, Class A	10,047	873,788
		1,425,854
Commercial Services and Supplies — 0.5%
KAR Auction Services, Inc.	10,253	533,259
Communications Equipment — 0.3%
Cisco Systems, Inc.	6,478	306,345
Consumer Finance — 1.4%
Navient Corp.	127,755	1,456,407
Containers and Packaging — 0.1%
AptarGroup, Inc.	962	95,353
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	76,114	2,287,987
Verizon Communications, Inc.	13,627	750,302
		3,038,289
Electric Utilities — 2.3%
Exelon Corp.	50,753	2,423,963
Electronic Equipment, Instruments and Components — 0.1%
Jabil, Inc.	5,401	143,937
Energy Equipment and Services — 0.1%
Halliburton Co.	3,676	115,279
Equity Real Estate Investment Trusts (REITs) — 5.5%
Hospitality Properties Trust	50,833	1,355,208
Lamar Advertising Co., Class A	14,313	1,065,603

Simon Property Group, Inc.	18,242	3,322,233
		5,743,044
Food and Staples Retailing — 0.9%
Sysco Corp.	11,189	714,418
Walmart, Inc.	2,704	259,124
		973,542
Food Products — 0.2%
General Mills, Inc.	5,419	240,820
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	5,287	1,124,968
Varian Medical Systems, Inc.(1)	1,019	134,538
		1,259,506
Health Care Providers and Services — 0.4%
HCA Healthcare, Inc.	3,064	427,214
Health Care Technology — 0.6%
Cerner Corp.(1)	10,765	591,106
Hotels, Restaurants and Leisure — 1.3%
Darden Restaurants, Inc.	10,349	1,085,921
Extended Stay America, Inc.	15,364	262,724
		1,348,645
Insurance — 2.2%
American National Insurance Co.	16,880	2,349,527
Interactive Media and Services — 2.5%
Twitter, Inc.(1)	77,075	2,586,637
Internet and Direct Marketing Retail — 1.9%
Booking Holdings, Inc.(1)	744	1,363,611
Expedia Group, Inc.	5,252	626,301
		1,989,912
IT Services — 8.4%
Black Knight, Inc.(1)	28,948	1,423,952
Booz Allen Hamilton Holding Corp.	24,552	1,206,240
CoreLogic, Inc.(1)	19,217	697,577
International Business Machines Corp.	23,398	3,145,159
VeriSign, Inc.(1)	10,110	1,711,320
Visa, Inc., Class A	4,028	543,820
		8,728,068
Leisure Products — 0.7%
Hasbro, Inc.	8,053	729,280
Machinery — 0.8%
IDEX Corp.	1,327	182,940
Toro Co. (The)	11,267	670,387
		853,327
Media — 1.2%
Omnicom Group, Inc.	6,792	528,961
Sirius XM Holdings, Inc.	124,170	723,911
		1,252,872
Metals and Mining — 0.5%
Southern Copper Corp.	14,239	478,715

Mortgage Real Estate Investment Trusts (REITs) — 2.9%
Two Harbors Investment Corp.	209,126	3,051,148
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	10,118	312,849
Oil, Gas and Consumable Fuels — 5.1%
Chevron Corp.	3,493	400,472
ConocoPhillips	13,406	907,452
Exxon Mobil Corp.	42,920	3,145,178
ONEOK, Inc.	1,254	80,519
Phillips 66	7,870	750,877
Williams Cos., Inc. (The)	2,998	80,736
		5,365,234
Personal Products — 2.8%
Herbalife Nutrition Ltd.(1)	49,227	2,938,852
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	62,037	3,062,766
Pfizer, Inc.	67,666	2,872,422
		5,935,188
Road and Rail — 2.1%
Norfolk Southern Corp.	12,996	2,179,949
Semiconductors and Semiconductor Equipment — 2.1%
Intel Corp.	42,957	2,024,134
Texas Instruments, Inc.	1,913	192,601
		2,216,735
Software — 9.3%
CDK Global, Inc.	32,663	1,597,547
Citrix Systems, Inc.	28,622	2,934,900
Fortinet, Inc.(1)	1,004	76,876
Microsoft Corp.	5,330	556,612
Nuance Communications, Inc.(1)	56,343	894,164
Palo Alto Networks, Inc.(1)	8,895	1,910,824
RealPage, Inc.(1)	10,920	609,008
ServiceNow, Inc.(1)	5,317	1,169,846
		9,749,777
Specialty Retail — 6.9%
Burlington Stores, Inc.(1)	14,625	2,511,259
Home Depot, Inc. (The)	6,671	1,224,328
Penske Automotive Group, Inc.	47,000	2,203,360
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,000	291,920
Williams-Sonoma, Inc.	17,600	957,968
		7,188,835
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	14,325	2,384,253
Thrifts and Mortgage Finance — 1.5%
Essent Group Ltd.(1)	16,818	668,516
Northwest Bancshares, Inc.	51,152	902,321
		1,570,837
Tobacco — 3.9%
Altria Group, Inc.	4,902	241,914

Philip Morris International, Inc.	49,452	3,793,957
		4,035,871
Trading Companies and Distributors — 1.8%
MSC Industrial Direct Co., Inc., Class A	1,681	140,347
Watsco, Inc.	11,447	1,688,203
		1,828,550
TOTAL COMMON STOCKS (Cost $96,711,665)		102,830,726
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $1,256,803), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $1,229,400)		1,229,323
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $211,119), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $205,007)		205,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,074	1,074
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,435,397)		1,435,397
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $98,147,062)		104,266,123
OTHER ASSETS AND LIABILITIES — 0.1%		89,602
TOTAL NET ASSETS — 100.0%		$104,355,725

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	102,830,726	—	—
Temporary Cash Investments	1,074	1,434,323	—
	102,831,800	1,434,323	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
January 31, 2019

All Cap Growth - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 4.7%
Boeing Co. (The)	85,692	33,044,549
L3 Technologies, Inc.	11,954	2,353,504
Lockheed Martin Corp.	56,254	16,296,221
		51,694,274
Air Freight and Logistics — 0.5%
XPO Logistics, Inc.(1)	99,507	6,048,035
Airlines — 0.8%
Delta Air Lines, Inc.	179,613	8,878,271
Beverages — 0.5%
Constellation Brands, Inc., Class A	29,376	5,101,436
Biotechnology — 2.4%
Acceleron Pharma, Inc.(1)	35,391	1,500,579
Biogen, Inc.(1)	22,851	7,627,207
BioMarin Pharmaceutical, Inc.(1)	44,343	4,353,152
Exelixis, Inc.(1)	163,948	3,864,254
Vertex Pharmaceuticals, Inc.(1)	47,124	8,996,443
		26,341,635
Capital Markets — 1.3%
Cboe Global Markets, Inc.	7,923	738,978
Charles Schwab Corp. (The)	193,885	9,068,002
SEI Investments Co.	84,354	4,010,189
		13,817,169
Consumer Finance — 0.6%
American Express Co.	60,969	6,261,516
Electrical Equipment — 0.4%
AMETEK, Inc.	60,969	4,444,640
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	108,368	9,023,803
National Instruments Corp.	100,822	4,458,349
		13,482,152
Entertainment — 3.1%
Electronic Arts, Inc.(1)	109,246	10,076,851
Liberty Media Corp-Liberty Formula One, Class C(1)	76,282	2,392,967
Netflix, Inc.(1)	45,184	15,339,968
Take-Two Interactive Software, Inc.(1)	56,146	5,926,210
		33,735,996
Equity Real Estate Investment Trusts (REITs) — 1.9%
Crown Castle International Corp.	58,777	6,880,436
Equity Residential	29,074	2,109,609
SBA Communications Corp.(1)	65,443	11,945,311
		20,935,356
Food and Staples Retailing — 0.5%
Walmart, Inc.	58,329	5,589,668

Food Products — 0.9%
Mondelez International, Inc., Class A	226,807	10,492,092
Health Care Equipment and Supplies — 3.8%
ABIOMED, Inc.(1)	11,244	3,947,431
Align Technology, Inc.(1)	10,919	2,718,285
Baxter International, Inc.	80,266	5,818,482
Boston Scientific Corp.(1)	130,654	4,984,450
Edwards Lifesciences Corp.(1)	38,292	6,525,723
IDEXX Laboratories, Inc.(1)	12,963	2,758,267
Intuitive Surgical, Inc.(1)	20,495	10,732,002
Penumbra, Inc.(1)	31,628	4,602,190
		42,086,830
Health Care Providers and Services — 4.5%
Amedisys, Inc.(1)	27,017	3,543,550
Humana, Inc.	42,243	13,052,664
Quest Diagnostics, Inc.	40,116	3,504,133
UnitedHealth Group, Inc.	55,878	15,098,236
WellCare Health Plans, Inc.(1)	52,992	14,651,228
		49,849,811
Hotels, Restaurants and Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	5,544	2,936,158
Darden Restaurants, Inc.	62,389	6,546,478
Las Vegas Sands Corp.	117,246	6,842,476
MGM Resorts International	136,320	4,013,261
Royal Caribbean Cruises Ltd.	88,647	10,642,072
		30,980,445
Household Products — 1.8%
Church & Dwight Co., Inc.	71,620	4,627,368
Procter & Gamble Co. (The)	154,182	14,873,938
		19,501,306
Interactive Media and Services — 12.2%
Alphabet, Inc., Class A(1)	75,495	84,999,066
Facebook, Inc., Class A(1)	270,057	45,015,801
Twitter, Inc.(1)	150,809	5,061,150
		135,076,017
Internet and Direct Marketing Retail — 8.6%
Alibaba Group Holding Ltd. ADR(1)	21,402	3,606,023
Amazon.com, Inc.(1)	50,777	87,271,953
Booking Holdings, Inc.(1)	2,234	4,094,498
		94,972,474
IT Services — 7.7%
MasterCard, Inc., Class A	209,768	44,288,318
PayPal Holdings, Inc.(1)	163,861	14,544,302
VeriSign, Inc.(1)	11,159	1,888,884
Visa, Inc., Class A	182,931	24,697,514
		85,419,018
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	103,448	7,867,220
Bio-Techne Corp.	25,748	4,491,996

Illumina, Inc.(1)	27,162	7,599,656
		19,958,872
Machinery — 1.3%
Evoqua Water Technologies Corp.(1)	229,678	2,482,819
Ingersoll-Rand plc	40,039	4,005,501
WABCO Holdings, Inc.(1)	73,347	8,378,428
		14,866,748
Multiline Retail — 0.8%
Target Corp.	117,890	8,605,970
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.(1)	111,317	13,340,229
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	47,359	6,460,715
Pharmaceuticals — 2.7%
Merck & Co., Inc.	101,556	7,558,813
Novo Nordisk A/S, B Shares	162,921	7,640,651
Zoetis, Inc.	169,651	14,617,130
		29,816,594
Road and Rail — 1.5%
Canadian Pacific Railway Ltd.	17,769	3,640,868
Norfolk Southern Corp.	34,504	5,787,701
Union Pacific Corp.	46,626	7,416,798
		16,845,367
Semiconductors and Semiconductor Equipment — 5.6%
Applied Materials, Inc.	400,163	15,638,370
ASML Holding NV	80,010	14,087,447
Broadcom, Inc.	100,682	27,007,947
KLA-Tencor Corp.	30,454	3,245,483
Maxim Integrated Products, Inc.	43,589	2,365,575
		62,344,822
Software — 11.3%
Adobe, Inc.(1)	63,217	15,666,437
Microsoft Corp.	682,860	71,311,070
Palo Alto Networks, Inc.(1)	72,469	15,567,791
salesforce.com, Inc.(1)	112,951	17,165,163
Splunk, Inc.(1)	38,863	4,851,657
		124,562,118
Specialty Retail — 3.6%
Burlington Stores, Inc.(1)	38,527	6,615,471
Home Depot, Inc. (The)	90,613	16,630,204
TJX Cos., Inc. (The)	336,787	16,748,417
		39,994,092
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	293,347	48,824,675
Textiles, Apparel and Luxury Goods — 2.4%
NIKE, Inc., Class B	184,630	15,117,504
Tapestry, Inc.	280,170	10,845,381
		25,962,885

Tobacco — 0.9%
Altria Group, Inc.	194,488	9,597,983
TOTAL COMMON STOCKS (Cost $695,830,017)		1,085,889,211
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $15,171,501), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $14,840,699)		14,839,771
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $2,528,521), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $2,478,086)		2,478,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,636	9,636
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,327,407)		17,327,407
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $713,157,424)		1,103,216,618
OTHER ASSETS AND LIABILITIES — 0.1%		1,381,282
TOTAL NET ASSETS — 100.0%		$1,104,597,900

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	107,837	USD	79,485	Morgan Stanley	3/29/19	$2,696
CAD	99,995	USD	73,651	Morgan Stanley	3/29/19	2,553
USD	2,889,430	CAD	3,871,028	Morgan Stanley	3/29/19	(60,624)
USD	110,232	CAD	150,057	Morgan Stanley	3/29/19	(4,124)
USD	79,639	CAD	105,372	Morgan Stanley	3/29/19	(663)
USD	131,600	CAD	174,788	Morgan Stanley	3/29/19	(1,603)
USD	77,187	CAD	102,493	Morgan Stanley	3/29/19	(922)
USD	91,175	CAD	120,435	Morgan Stanley	3/29/19	(606)
EUR	252,032	USD	287,896	Credit Suisse AG	3/29/19	1,908
EUR	252,032	USD	291,550	Credit Suisse AG	3/29/19	(1,746)
EUR	446,456	USD	511,902	Credit Suisse AG	3/29/19	1,465
EUR	280,835	USD	322,563	Credit Suisse AG	3/29/19	361
EUR	351,404	USD	403,377	Credit Suisse AG	3/29/19	692
USD	11,970,318	EUR	10,403,860	Credit Suisse AG	3/29/19	7,223
USD	476,679	EUR	413,332	Credit Suisse AG	3/29/19	1,401
USD	442,664	EUR	387,408	Credit Suisse AG	3/29/19	(2,805)
USD	488,762	EUR	426,293	Credit Suisse AG	3/29/19	(1,420)
USD	466,581	EUR	406,131	Credit Suisse AG	3/29/19	(417)
USD	439,212	EUR	381,648	Credit Suisse AG	3/29/19	366
USD	329,840	EUR	285,156	Credit Suisse AG	3/29/19	1,947
						$(54,318)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,064,161,113	21,728,098	—
Temporary Cash Investments	9,636	17,317,771	—
	1,064,170,749	39,045,869	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	20,612	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	74,930	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2019

Balanced - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.5%
Aerospace and Defense — 2.0%
Boeing Co. (The)	24,688	9,520,187
Raytheon Co.	30,057	4,952,191
Textron, Inc.	53,387	2,841,790
		17,314,168
Banks — 3.9%
Bank of America Corp.	363,929	10,361,059
Comerica, Inc.	22,690	1,786,611
Fifth Third Bancorp	47,462	1,272,931
JPMorgan Chase & Co.	113,593	11,756,875
SunTrust Banks, Inc.	80,349	4,774,338
Wells Fargo & Co.	65,585	3,207,762
		33,159,576
Beverages — 0.7%
Coca-Cola Co. (The)	115,710	5,569,122
Biotechnology — 2.6%
AbbVie, Inc.	80,217	6,440,623
Alexion Pharmaceuticals, Inc.(1)	8,604	1,057,948
Amgen, Inc.	35,172	6,581,033
Biogen, Inc.(1)	16,054	5,358,504
Celgene Corp.(1)	28,029	2,479,445
		21,917,553
Capital Markets — 0.5%
Houlihan Lokey, Inc.	7,672	339,409
LPL Financial Holdings, Inc.	42,184	2,968,488
TD Ameritrade Holding Corp.	15,025	840,649
		4,148,546
Chemicals — 0.3%
CF Industries Holdings, Inc.	59,985	2,618,345
Commercial Services and Supplies — 1.4%
MSA Safety, Inc.	16,011	1,603,982
Republic Services, Inc.	65,369	5,014,456
Waste Management, Inc.	55,065	5,268,069
		11,886,507
Communications Equipment — 1.0%
Cisco Systems, Inc.	188,005	8,890,756
Consumer Finance — 1.6%
American Express Co.	50,982	5,235,852
Capital One Financial Corp.	24,088	1,941,252
Discover Financial Services	65,284	4,406,017
Synchrony Financial	66,176	1,987,927
		13,571,048
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	1,120	744,800

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	22,655	4,656,509
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	29,090	874,445
Verizon Communications, Inc.	156,632	8,624,158
		9,498,603
Electric Utilities — 0.3%
OGE Energy Corp.	65,445	2,679,973
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	14,259	1,187,347
Keysight Technologies, Inc.(1)	61,809	4,575,102
National Instruments Corp.	7,453	329,571
Tech Data Corp.(1)	7,009	670,271
		6,762,291
Energy Equipment and Services — 0.5%
Halliburton Co.	139,580	4,377,229
Entertainment — 0.9%
Activision Blizzard, Inc.	58,804	2,777,901
Electronic Arts, Inc.(1)	54,267	5,005,588
		7,783,489
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brixmor Property Group, Inc.	244,137	4,182,067
GEO Group, Inc. (The)	77,512	1,747,896
Healthcare Trust of America, Inc., Class A	66,084	1,878,107
Host Hotels & Resorts, Inc.	103,783	1,874,321
PS Business Parks, Inc.	2,992	434,408
		10,116,799
Food and Staples Retailing — 0.3%
US Foods Holding Corp.(1)	82,449	2,780,180
Food Products — 0.6%
General Mills, Inc.	111,041	4,934,662
Health Care Equipment and Supplies — 2.6%
Danaher Corp.	48,340	5,361,873
DexCom, Inc.(1)	1,730	243,982
Hill-Rom Holdings, Inc.	24,620	2,462,492
ICU Medical, Inc.(1)	9,140	2,274,032
Integer Holdings Corp.(1)	20,459	1,656,974
Medtronic plc	76,110	6,727,363
NuVasive, Inc.(1)	10,456	524,264
STERIS plc	24,998	2,851,272
Varian Medical Systems, Inc.(1)	1,827	241,219
		22,343,471
Health Care Providers and Services — 0.7%
Amedisys, Inc.(1)	15,688	2,057,638
UnitedHealth Group, Inc.	15,506	4,189,721
		6,247,359
Hotels, Restaurants and Leisure — 0.7%
Darden Restaurants, Inc.	38,870	4,078,629

Starbucks Corp.	32,845	2,238,058
		6,316,687
Household Durables — 0.3%
NVR, Inc.(1)	912	2,425,920
Household Products†
Procter & Gamble Co. (The)	2,280	219,952
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	153,538	2,516,488
NRG Energy, Inc.	106,808	4,369,515
		6,886,003
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	9,405	1,350,840
Insurance — 1.7%
Hartford Financial Services Group, Inc. (The)	98,602	4,626,406
Progressive Corp. (The)	81,914	5,511,993
Travelers Cos., Inc. (The)	37,107	4,658,413
		14,796,812
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	17,686	19,912,491
Facebook, Inc., Class A(1)	75,684	12,615,766
		32,528,257
Internet and Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	10,986	18,881,968
eBay, Inc.(1)	145,288	4,888,941
		23,770,909
IT Services — 1.6%
Akamai Technologies, Inc.(1)	53,691	3,495,284
International Business Machines Corp.	6,203	833,807
MAXIMUS, Inc.	3,707	259,972
Visa, Inc., Class A	68,659	9,269,652
		13,858,715
Leisure Products†
Brunswick Corp.	1,972	99,231
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	59,011	4,487,786
Thermo Fisher Scientific, Inc.	25,731	6,321,335
		10,809,121
Machinery — 1.0%
Caterpillar, Inc.	45,502	6,059,046
Parker-Hannifin Corp.	16,648	2,743,757
		8,802,803
Metals and Mining — 0.3%
Steel Dynamics, Inc.	73,090	2,674,363
Multiline Retail — 0.4%
Kohl's Corp.	54,076	3,714,480
Oil, Gas and Consumable Fuels — 1.8%
Chevron Corp.	24,756	2,838,276
ConocoPhillips	83,978	5,684,471
Continental Resources, Inc.(1)	42,831	1,977,507

CVR Energy, Inc.	28,103	1,128,336
Exxon Mobil Corp.	40,808	2,990,410
HollyFrontier Corp.	17,807	1,003,246
		15,622,246
Paper and Forest Products — 0.4%
Domtar Corp.	68,058	3,191,920
Louisiana-Pacific Corp.	18,433	449,397
		3,641,317
Personal Products — 0.2%
Edgewell Personal Care Co.(1)	44,731	1,764,638
Pharmaceuticals — 3.1%
Allergan plc	32,914	4,738,958
Bristol-Myers Squibb Co.	37,530	1,852,856
Johnson & Johnson	32,858	4,372,743
Merck & Co., Inc.	2,798	208,255
Mylan NV(1)	56,097	1,680,105
Pfizer, Inc.	235,218	9,985,004
Zoetis, Inc.	46,948	4,045,040
		26,882,961
Professional Services — 0.9%
CoStar Group, Inc.(1)	7,955	3,108,337
Korn Ferry	5,666	258,370
Robert Half International, Inc.	70,787	4,560,806
		7,927,513
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	5,184	743,437
Road and Rail — 0.1%
Norfolk Southern Corp.	6,677	1,120,000
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc.	13,568	3,639,616
Cabot Microelectronics Corp.	3,412	347,649
Intel Corp.	180,438	8,502,238
QUALCOMM, Inc.	79,265	3,925,203
		16,414,706
Software — 4.7%
Adobe, Inc.(1)	25,793	6,392,021
Intuit, Inc.	15,298	3,301,614
LogMeIn, Inc.	14,083	1,310,001
Microsoft Corp.	215,693	22,524,820
Oracle Corp. (New York)	12,063	605,925
Ultimate Software Group, Inc. (The)(1)	8,006	2,186,198
VMware, Inc., Class A	26,723	4,037,044
		40,357,623
Specialty Retail — 1.7%
AutoZone, Inc.(1)	5,258	4,455,314
O'Reilly Automotive, Inc.(1)	12,462	4,295,153
Ross Stores, Inc.	59,794	5,508,223
		14,258,690

Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	118,309	19,691,350
Seagate Technology plc	37,333	1,653,105
		21,344,455
Textiles, Apparel and Luxury Goods — 1.7%
Capri Holdings Ltd.	19,712	837,366
Deckers Outdoor Corp.(1)	33,975	4,364,089
NIKE, Inc., Class B	61,904	5,068,699
Tapestry, Inc.	110,349	4,271,610
		14,541,764
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.(1)	35,508	1,411,443
Tobacco — 0.7%
Altria Group, Inc.	115,087	5,679,543
TOTAL COMMON STOCKS (Cost $400,954,197)		501,965,415
CORPORATE BONDS — 11.5%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	76,732
United Technologies Corp., 6.05%, 6/1/36	250,000	290,837
		367,569
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	300,000	296,548
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	149,563
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	275,000	272,221
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	155,954
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	451,005
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	371,481
General Motors Co., 4.20%, 10/1/27	100,000	92,388
General Motors Co., 5.15%, 4/1/38	260,000	230,214
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	610,793
General Motors Financial Co., Inc., 5.25%, 3/1/26	560,000	560,486
		2,744,542
Banks — 2.4%
Banco Santander SA, 3.50%, 4/11/22	400,000	399,232
Bank of America Corp., 4.10%, 7/24/23	370,000	383,730
Bank of America Corp., MTN, 4.20%, 8/26/24	610,000	624,956
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,488,552
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	121,320
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	250,000	251,708
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	140,000	144,599
Bank of America Corp., VRN, 3.00%, 12/20/23	911,000	898,898
Barclays Bank plc, 5.14%, 10/14/20	200,000	204,867
Barclays plc, 4.375%, 1/12/26	200,000	197,216
BNP Paribas SA, 4.375%, 9/28/25(2)	200,000	200,507
BPCE SA, 3.00%, 5/22/22(2)	250,000	244,314
BPCE SA, 5.15%, 7/21/24(2)	200,000	204,134
Citibank N.A., 3.65%, 1/23/24	350,000	355,464

Citigroup, Inc., 2.90%, 12/8/21	650,000	645,625
Citigroup, Inc., 2.75%, 4/25/22	325,000	321,410
Citigroup, Inc., 4.05%, 7/30/22	70,000	71,446
Citigroup, Inc., 3.20%, 10/21/26	1,005,000	963,188
Citigroup, Inc., 4.45%, 9/29/27	650,000	660,148
Citigroup, Inc., VRN, 3.52%, 10/27/28	390,000	377,888
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	453,688
Discover Bank, 3.35%, 2/6/23	250,000	246,603
Discover Bank, 3.45%, 7/27/26	500,000	471,175
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	112,831
Fifth Third Bank, 2.875%, 10/1/21	250,000	248,042
HSBC Bank plc, 4.125%, 8/12/20(2)	300,000	304,342
HSBC Holdings plc, 2.95%, 5/25/21	800,000	796,815
HSBC Holdings plc, 4.30%, 3/8/26	400,000	408,692
HSBC Holdings plc, 4.375%, 11/23/26	220,000	221,103
HSBC Holdings plc, VRN, 3.26%, 3/13/23	220,000	218,591
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	253,263
Intesa Sanpaolo SpA, 3.125%, 7/14/22(2)	220,000	206,900
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)	230,000	211,320
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	417,417
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	475,669
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	221,878
JPMorgan Chase & Co., 3.875%, 9/10/24	560,000	568,378
JPMorgan Chase & Co., 3.125%, 1/23/25	1,070,000	1,050,397
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	320,000	313,782
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	200,000	191,813
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	100,000	94,251
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	100,000	93,591
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	204,275
Regions Financial Corp., 2.75%, 8/14/22	280,000	273,159
Regions Financial Corp., 3.80%, 8/14/23	250,000	252,283
Royal Bank of Canada, 2.15%, 10/26/20	850,000	840,203
SunTrust Bank, 3.30%, 5/15/26	200,000	192,863
Synchrony Bank, 3.00%, 6/15/22	250,000	239,223
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	335,714
Wells Fargo & Co., 3.07%, 1/24/23	210,000	208,758
Wells Fargo & Co., 4.125%, 8/15/23	200,000	204,191
Wells Fargo & Co., 3.00%, 4/22/26	350,000	336,223
Wells Fargo & Co., MTN, 3.75%, 1/24/24	270,000	274,821
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	160,533
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	212,596
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	201,660
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	250,000	247,414
		20,523,659
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(2)	500,000	475,487
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	380,000	395,485
Constellation Brands, Inc., 4.75%, 12/1/25	210,000	220,419
		1,091,391

Biotechnology — 0.7%
AbbVie, Inc., 2.50%, 5/14/20	450,000	447,457
AbbVie, Inc., 2.90%, 11/6/22	620,000	613,008
AbbVie, Inc., 3.60%, 5/14/25	120,000	118,725
AbbVie, Inc., 4.40%, 11/6/42	240,000	217,827
AbbVie, Inc., 4.70%, 5/14/45	60,000	56,177
Amgen, Inc., 2.20%, 5/22/19	750,000	748,745
Amgen, Inc., 2.65%, 5/11/22	390,000	384,887
Amgen, Inc., 4.66%, 6/15/51	289,000	284,419
Biogen, Inc., 3.625%, 9/15/22	520,000	529,002
Celgene Corp., 3.25%, 8/15/22	190,000	189,570
Celgene Corp., 3.625%, 5/15/24	300,000	299,394
Celgene Corp., 3.875%, 8/15/25	500,000	503,119
Celgene Corp., 5.00%, 8/15/45	90,000	90,883
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	320,251
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	843,653
		5,647,117
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	171,780
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	855,895
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	453,769
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	930,000	900,259
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	102,553
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	610,000	625,726
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	170,000	165,695
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	270,000	237,038
Morgan Stanley, 2.75%, 5/19/22	200,000	197,192
Morgan Stanley, 5.00%, 11/24/25	210,000	222,250
Morgan Stanley, 4.375%, 1/22/47	90,000	90,622
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	885,176
Morgan Stanley, MTN, 3.70%, 10/23/24	760,000	767,086
Morgan Stanley, MTN, 4.00%, 7/23/25	600,000	616,464
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	250,000	247,922
Morgan Stanley, MTN, VRN, 4.43%, 1/23/30	80,000	83,235
		6,450,882
Chemicals — 0.1%
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	200,038
Westlake Chemical Corp., 4.375%, 11/15/47	210,000	176,723
		376,761
Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22	220,000	223,512
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	165,894
Consumer Finance — 0.4%
Ally Financial, Inc., 4.625%, 3/30/25	300,000	306,642
American Express Co., 3.00%, 10/30/24	140,000	136,215
American Express Credit Corp., MTN, 2.20%, 3/3/20	450,000	447,162
American Express Credit Corp., MTN, 2.25%, 5/5/21	450,000	443,724

Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,579
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	245,354
Capital One Financial Corp., 3.75%, 7/28/26	445,000	425,559
PNC Bank N.A., 3.80%, 7/25/23	750,000	761,434
Synchrony Financial, 3.00%, 8/15/19	90,000	89,771
		3,105,440
Containers and Packaging†
Ball Corp., 4.00%, 11/15/23	70,000	70,343
International Paper Co., 4.40%, 8/15/47	190,000	172,025
		242,368
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	107,323
George Washington University (The), 3.55%, 9/15/46	115,000	104,766
		212,089
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	270,000	268,248
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	235,573
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	600,000	599,093
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	280,432
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	677,579
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(2)	300,000	297,861
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(2)	200,000	202,586
		2,561,372
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21	250,000	259,262
AT&T, Inc., 3.875%, 8/15/21	500,000	509,322
AT&T, Inc., 3.40%, 5/15/25	890,000	870,790
AT&T, Inc., 4.10%, 2/15/28	150,000	149,015
AT&T, Inc., 5.25%, 3/1/37	110,000	111,818
AT&T, Inc., 4.75%, 5/15/46	130,000	121,380
AT&T, Inc., 5.15%, 11/15/46	288,000	281,414
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(2)	600,000	597,373
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	140,000	134,799
Orange SA, 4.125%, 9/14/21	210,000	215,390
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	104,483
Verizon Communications, Inc., 3.38%, 2/15/25	200,000	199,971
Verizon Communications, Inc., 2.625%, 8/15/26	610,000	570,542
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	149,933
Verizon Communications, Inc., 5.01%, 8/21/54	250,000	256,204
		4,531,696
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	100,000	93,468
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	105,437
Duke Energy Corp., 3.55%, 9/15/21	90,000	90,663
Exelon Corp., 5.15%, 12/1/20	220,000	226,616
Exelon Corp., 4.45%, 4/15/46	140,000	136,140
FirstEnergy Corp., 4.25%, 3/15/23	180,000	184,618
FirstEnergy Corp., 4.85%, 7/15/47	90,000	91,414
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(2)	250,000	239,138

NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	120,000	109,575
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	97,734
		1,374,803
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	220,000	222,396
Halliburton Co., 4.85%, 11/15/35	150,000	154,410
		376,806
Entertainment — 0.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	200,916
21st Century Fox America, Inc., 4.75%, 9/15/44	80,000	87,609
Viacom, Inc., 3.125%, 6/15/22	190,000	184,909
Viacom, Inc., 4.25%, 9/1/23	160,000	162,555
Viacom, Inc., 4.375%, 3/15/43	240,000	205,671
		841,660
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	134,059
American Tower Corp., 3.375%, 10/15/26	200,000	190,920
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	115,459
Boston Properties LP, 3.65%, 2/1/26	280,000	275,229
Crown Castle International Corp., 5.25%, 1/15/23	180,000	189,803
Essex Portfolio LP, 3.625%, 8/15/22	150,000	150,698
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,297
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	130,000	135,992
Hospitality Properties Trust, 4.65%, 3/15/24	290,000	289,024
Kilroy Realty LP, 3.80%, 1/15/23	130,000	129,530
Kimco Realty Corp., 2.80%, 10/1/26	240,000	219,859
Ventas Realty LP, 4.125%, 1/15/26	100,000	100,233
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	231,678
Welltower, Inc., 3.75%, 3/15/23	130,000	130,232
		2,342,013
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	330,000	330,657
Kroger Co. (The), 3.875%, 10/15/46	150,000	121,422
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)	350,000	346,480
Walmart, Inc., 4.05%, 6/29/48	210,000	216,714
		1,015,273
Gas Utilities — 0.6%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	200,000	202,505
Enbridge, Inc., 4.00%, 10/1/23	140,000	142,120
Energy Transfer Operating LP, 4.15%, 10/1/20	200,000	202,033
Energy Transfer Operating LP, 3.60%, 2/1/23	160,000	158,128
Energy Transfer Operating LP, 5.25%, 4/15/29	420,000	435,677
Energy Transfer Operating LP, 4.90%, 3/15/35	70,000	64,772
Energy Transfer Operating LP, 6.50%, 2/1/42	180,000	193,066
Energy Transfer Operating LP, 6.00%, 6/15/48	120,000	123,600
Enterprise Products Operating LLC, 5.20%, 9/1/20	450,000	464,896
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	474,942
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	217,592
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	175,173

Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	237,131
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	101,282
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	307,268
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	637,692
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	323,834
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	189,995
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	160,000	151,200
		4,802,906
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26	326,000	332,509
Becton Dickinson and Co., 3.73%, 12/15/24	440,000	439,118
Becton Dickinson and Co., 3.70%, 6/6/27	120,000	117,368
Medtronic, Inc., 3.50%, 3/15/25	430,000	438,993
Medtronic, Inc., 4.375%, 3/15/35	200,000	210,373
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	119,502
		1,657,863
Health Care Providers and Services — 0.5%
Aetna, Inc., 2.75%, 11/15/22	130,000	127,058
Anthem, Inc., 3.65%, 12/1/27	140,000	137,868
Anthem, Inc., 4.65%, 1/15/43	210,000	211,544
Cardinal Health, Inc., 1.95%, 6/14/19	500,000	498,522
CVS Health Corp., 3.50%, 7/20/22	420,000	424,150
CVS Health Corp., 2.75%, 12/1/22	170,000	166,243
CVS Health Corp., 4.30%, 3/25/28	620,000	628,539
CVS Health Corp., 4.78%, 3/25/38	160,000	161,096
CVS Health Corp., 5.05%, 3/25/48	150,000	154,458
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	157,253
HCA, Inc., 5.875%, 2/1/29	10,000	10,487
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	97,055
Kaiser Foundation Hospitals, 4.15%, 5/1/47	80,000	82,073
Northwell Healthcare, Inc., 4.26%, 11/1/47	120,000	115,371
Stanford Health Care, 3.80%, 11/15/48	95,000	92,071
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	230,258
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	309,631
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	217,702
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	155,811
Universal Health Services, Inc., 4.75%, 8/1/22(2)	130,000	132,112
		4,109,302
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	100,329
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	79,742
McDonald's Corp., MTN, 4.45%, 3/1/47	330,000	327,110
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	130,000	136,815
		643,996
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	116,095
Lennar Corp., 4.75%, 4/1/21	352,000	356,840
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	102,250
Toll Brothers Finance Corp., 4.35%, 2/15/28	350,000	320,250

TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	100,000	100,250
		995,685
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47	170,000	156,005
Insurance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	150,000	150,278
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	307,617
American International Group, Inc., 4.125%, 2/15/24	925,000	946,849
American International Group, Inc., 4.50%, 7/16/44	120,000	113,923
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	230,000	232,379
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	190,000	195,681
Chubb INA Holdings, Inc., 3.15%, 3/15/25	280,000	277,176
Chubb INA Holdings, Inc., 3.35%, 5/3/26	110,000	109,982
CNP Assurances, VRN, 4.00%, 11/18/24	EUR 300,000	362,473
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	$220,000	250,447
International Lease Finance Corp., 5.875%, 8/15/22	100,000	104,923
Markel Corp., 4.90%, 7/1/22	190,000	196,563
MetLife, Inc., 4.125%, 8/13/42	110,000	108,106
MetLife, Inc., 4.875%, 11/13/43	110,000	119,150
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	200,000	198,767
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	69,712
Prudential Financial, Inc., 3.94%, 12/7/49	477,000	445,220
Voya Financial, Inc., 5.70%, 7/15/43	160,000	175,571
WR Berkley Corp., 4.625%, 3/15/22	130,000	134,022
		4,498,839
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	170,000	168,020
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	450,000	420,464
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	151,773
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	148,604
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	123,269
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	122,109
		545,755
Media — 0.5%
CBS Corp., 4.85%, 7/1/42	60,000	56,681
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(2)	85,000	80,963
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	1,140,000	1,174,179
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	67,722
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	270,000	291,031
Comcast Corp., 6.40%, 5/15/38	310,000	380,622
Comcast Corp., 4.75%, 3/1/44	260,000	270,610
Comcast Corp., 4.70%, 10/15/48	290,000	303,488
Discovery Communications LLC, 5.625%, 8/15/19	56,000	56,693
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	130,000	130,575
TEGNA, Inc., 5.125%, 7/15/20	330,000	331,237
Time Warner Cable LLC, 5.50%, 9/1/41	70,000	65,773
Warner Media LLC, 4.70%, 1/15/21	140,000	144,238

Warner Media LLC, 2.95%, 7/15/26	370,000	342,277
Warner Media LLC, 3.80%, 2/15/27	150,000	146,874
Warner Media LLC, 5.35%, 12/15/43	120,000	120,842
		3,963,805
Metals and Mining†
Steel Dynamics, Inc., 4.125%, 9/15/25	300,000	286,500
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	161,055
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	150,000	137,957
CenterPoint Energy, Inc., 4.25%, 11/1/28	190,000	193,099
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	142,392
Dominion Energy, Inc., 2.75%, 9/15/22	210,000	204,279
Dominion Energy, Inc., 4.90%, 8/1/41	120,000	124,074
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	140,570
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	208,711
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	130,402
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	122,788
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	68,621
Florida Power & Light Co., 4.125%, 2/1/42	140,000	144,338
Florida Power & Light Co., 3.95%, 3/1/48	130,000	130,986
Georgia Power Co., 4.30%, 3/15/42	70,000	65,483
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	261,021
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	281,741
NiSource, Inc., 5.65%, 2/1/45	140,000	155,448
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	122,380
Progress Energy, Inc., 3.15%, 4/1/22	90,000	89,553
Sempra Energy, 2.875%, 10/1/22	200,000	194,216
Sempra Energy, 3.25%, 6/15/27	180,000	166,614
Sempra Energy, 3.80%, 2/1/38	90,000	79,032
Sempra Energy, 4.00%, 2/1/48	100,000	86,904
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	80,525
Southern Power Co., 5.15%, 9/15/41	40,000	39,506
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	91,985
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	162,246
		3,785,926
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	150,000	137,292
Oil, Gas and Consumable Fuels — 0.9%
Antero Resources Corp., 5.00%, 3/1/25	50,000	48,500
Apache Corp., 4.75%, 4/15/43	120,000	107,979
BP Capital Markets America, Inc., 4.50%, 10/1/20	100,000	102,870
Cimarex Energy Co., 4.375%, 6/1/24	220,000	223,305
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	143,967
Concho Resources, Inc., 4.375%, 1/15/25	270,000	272,514
Continental Resources, Inc., 4.375%, 1/15/28	640,000	638,035
Ecopetrol SA, 5.875%, 5/28/45	90,000	89,078
Encana Corp., 6.50%, 2/1/38	210,000	231,811
Energy Transfer LP, 7.50%, 10/15/20	150,000	159,562
Energy Transfer LP, 4.25%, 3/15/23	370,000	373,700

EOG Resources, Inc., 5.625%, 6/1/19	150,000	151,216
EOG Resources, Inc., 4.10%, 2/1/21	130,000	132,631
Equinor ASA, 2.45%, 1/17/23	190,000	187,705
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	99,430
Hess Corp., 6.00%, 1/15/40	410,000	403,601
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	262,779
Marathon Oil Corp., 3.85%, 6/1/25	280,000	275,501
MPLX LP, 4.875%, 6/1/25	410,000	427,441
MPLX LP, 4.50%, 4/15/38	120,000	111,956
MPLX LP, 5.20%, 3/1/47	90,000	88,503
Newfield Exploration Co., 5.75%, 1/30/22	370,000	385,725
Newfield Exploration Co., 5.375%, 1/1/26	140,000	144,200
Noble Energy, Inc., 4.15%, 12/15/21	290,000	293,507
Petroleos Mexicanos, 6.00%, 3/5/20	77,000	78,540
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	234,720
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	55,125
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	45,438
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	182,275
Phillips 66, 4.30%, 4/1/22	250,000	259,283
Shell International Finance BV, 2.375%, 8/21/22	130,000	128,345
Shell International Finance BV, 3.25%, 5/11/25	200,000	201,951
Shell International Finance BV, 3.625%, 8/21/42	140,000	133,324
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	119,128
Williams Cos., Inc. (The), 4.125%, 11/15/20	300,000	303,907
Williams Cos., Inc. (The), 4.55%, 6/24/24	270,000	279,530
Williams Cos., Inc. (The), 5.10%, 9/15/45	200,000	201,884
		7,578,966
Paper and Forest Products†
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	363,066
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	400,000	396,135
Allergan Funding SCS, 3.85%, 6/15/24	440,000	441,887
Allergan Funding SCS, 4.55%, 3/15/35	110,000	106,043
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	660,000	642,749
		1,586,814
Professional Services†
IHS Markit Ltd., 4.75%, 2/15/25(2)	220,000	220,198
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	177,467
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	55,878
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	233,458
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	181,364
CSX Corp., 3.40%, 8/1/24	180,000	180,303
CSX Corp., 3.25%, 6/1/27	380,000	367,096
Union Pacific Corp., 3.60%, 9/15/37	200,000	182,376
Union Pacific Corp., 4.75%, 9/15/41	150,000	154,681
Union Pacific Corp., 4.05%, 11/15/45	80,000	75,408
		1,608,031

Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	200,000	200,500
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	200,000	199,770
		400,270
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	570,000	565,172
Microsoft Corp., 3.45%, 8/8/36	220,000	215,449
Microsoft Corp., 4.25%, 2/6/47	340,000	366,425
Oracle Corp., 2.50%, 10/15/22	260,000	256,506
Oracle Corp., 3.625%, 7/15/23	280,000	288,392
Oracle Corp., 2.65%, 7/15/26	100,000	95,371
		1,787,315
Specialty Retail — 0.1%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	200,000	192,000
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	156,262
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	447,977
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	48,349
United Rentals North America, Inc., 4.625%, 7/15/23	120,000	121,836
		966,424
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	130,000	128,241
Apple, Inc., 2.50%, 2/9/25	540,000	523,765
Apple, Inc., 2.45%, 8/4/26	210,000	199,571
Apple, Inc., 3.20%, 5/11/27	250,000	248,626
Apple, Inc., 2.90%, 9/12/27	320,000	310,321
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	820,000	858,195
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	280,000	281,850
Seagate HDD Cayman, 4.75%, 6/1/23	180,000	178,370
		2,728,939
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	155,000	153,556
TOTAL CORPORATE BONDS (Cost $98,789,130)		98,378,675
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 4.41%, (1-year H15T1Y plus 2.25%), 9/1/35	364,743	384,721
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.87%), 7/1/36	43,042	45,205
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	172,413	181,528
FHLMC, VRN, 4.30%, (1-year H15T1Y plus 2.25%), 4/1/37	155,859	164,409
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 2/1/38	67,087	70,431
FHLMC, VRN, 3.94%, (12-month LIBOR plus 1.85%), 6/1/38	44,842	47,139
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	60,963	62,003
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	16,464	17,159
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.89%), 7/1/41	80,269	81,948
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.87%), 7/1/41	161,972	164,810
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	459,232	455,288
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.64%), 2/1/43	47,657	49,152
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	16,677	17,217
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43	30,753	31,727
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.62%), 1/1/44	250,487	250,486

FHLMC, VRN, 2.45%, (12-month LIBOR plus 1.57%), 10/1/44	387,395	393,172
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	198,883	198,865
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	500,649	498,839
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	836,358	842,554
FNMA, VRN, 4.23%, (6-month LIBOR plus 1.57%), 6/1/35	231,273	239,355
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	133,760	138,472
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	217,861	225,490
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	98,851	102,033
FNMA, VRN, 4.40%, (1-year H15T1Y plus 2.16%), 3/1/38	133,365	140,391
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	17,610	18,328
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40	35,270	36,933
FNMA, VRN, 3.60%, (12-month LIBOR plus 1.79%), 8/1/40	112,897	114,654
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	92,479	93,783
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	78,685	79,812
FNMA, VRN, 3.89%, (12-month LIBOR plus 1.56%), 3/1/43	218,122	223,860
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	334,366	333,735
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	659,295	662,049
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	261,513	262,716
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	409,852	411,996
FNMA, VRN, 2.95%, (12-month LIBOR plus 1.62%), 5/1/47	265,622	266,988
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	589,251	597,336
		7,904,584
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, 6.50%, 1/1/28	11,103	12,122
FHLMC, 5.50%, 12/1/33	98,007	106,382
FHLMC, 5.00%, 7/1/35	775,982	829,495
FHLMC, 5.50%, 1/1/38	76,469	83,082
FHLMC, 6.00%, 8/1/38	44,856	48,843
FHLMC, 3.00%, 2/1/43	791,198	781,973
FNMA, 4.50%, 5/1/19	1,474	1,498
FNMA, 4.50%, 5/1/19	1,747	1,776
FNMA, 5.00%, 9/1/20	43,968	44,707
FNMA, 6.50%, 1/1/29	17,431	19,403
FNMA, 7.50%, 7/1/29	50,435	55,210
FNMA, 7.50%, 9/1/30	9,339	10,883
FNMA, 5.00%, 7/1/31	447,172	470,712
FNMA, 6.50%, 9/1/31	13,654	14,808
FNMA, 7.00%, 9/1/31	5,064	5,453
FNMA, 6.50%, 1/1/32	13,745	14,910
FNMA, 6.50%, 8/1/32	16,930	19,017
FNMA, 5.50%, 6/1/33	52,269	56,658
FNMA, 5.50%, 7/1/33	84,359	91,341
FNMA, 5.50%, 8/1/33	159,682	173,968
FNMA, 5.50%, 9/1/33	104,550	113,909
FNMA, 5.00%, 11/1/33	290,846	312,533
FNMA, 5.00%, 4/1/35	381,968	409,179
FNMA, 4.50%, 9/1/35	174,085	181,837
FNMA, 5.00%, 2/1/36	243,328	260,706
FNMA, 5.50%, 4/1/36	89,803	97,879

FNMA, 5.50%, 5/1/36	172,321	187,807
FNMA, 5.00%, 11/1/36	646,373	692,475
FNMA, 5.50%, 2/1/37	43,133	46,971
FNMA, 6.00%, 7/1/37	350,576	383,811
FNMA, 6.50%, 8/1/37	67,949	73,587
FNMA, 5.50%, 7/1/39	297,604	324,466
FNMA, 5.00%, 4/1/40	722,811	770,533
FNMA, 5.00%, 6/1/40	568,765	606,331
FNMA, 4.50%, 8/1/40	908,681	955,250
FNMA, 4.50%, 9/1/40	1,801,510	1,893,845
FNMA, 3.50%, 1/1/41	1,096,821	1,109,890
FNMA, 4.00%, 1/1/41	904,976	937,554
FNMA, 4.00%, 5/1/41	967,265	998,978
FNMA, 4.50%, 7/1/41	340,567	358,008
FNMA, 4.50%, 9/1/41	352,344	369,751
FNMA, 4.50%, 9/1/41	1,403,376	1,475,302
FNMA, 4.00%, 12/1/41	889,997	921,381
FNMA, 4.00%, 1/1/42	540,255	557,964
FNMA, 4.00%, 1/1/42	708,610	731,709
FNMA, 3.50%, 5/1/42	1,448,083	1,465,339
FNMA, 3.50%, 6/1/42	495,875	501,757
FNMA, 3.00%, 11/1/42	1,221,036	1,206,541
FNMA, 3.50%, 5/1/45	1,312,335	1,326,756
FNMA, 6.50%, 8/1/47	12,554	13,185
FNMA, 6.50%, 9/1/47	15,966	16,691
FNMA, 6.50%, 9/1/47	767	803
FNMA, 6.50%, 9/1/47	8,393	8,773
FNMA, 3.50%, 10/1/47	6,519,453	6,554,902
FNMA, 3.50%, 3/1/48	1,919,931	1,930,370
FNMA, 4.00%, 8/1/48	4,905,207	5,025,915
FNMA, 3.00%, TBA	5,250,000	5,157,715
FNMA, 3.50%, TBA	10,200,000	10,251,598
FNMA, 4.00%, TBA	7,450,000	7,626,210
FNMA, 4.50%, TBA	1,705,000	1,771,768
GNMA, 7.00%, 4/20/26	29,377	32,457
GNMA, 7.50%, 8/15/26	17,111	18,830
GNMA, 7.00%, 2/15/28	6,877	6,884
GNMA, 7.50%, 2/15/28	7,613	7,623
GNMA, 7.00%, 12/15/28	7,930	7,939
GNMA, 7.00%, 5/15/31	37,182	42,192
GNMA, 5.50%, 11/15/32	115,411	126,636
GNMA, 4.50%, 5/20/41	357,118	375,986
GNMA, 4.50%, 6/15/41	406,743	429,881
GNMA, 4.00%, 12/15/41	646,696	669,779
GNMA, 3.50%, 6/20/42	772,115	786,761
GNMA, 3.50%, 7/20/42	377,001	383,813
GNMA, 4.50%, 11/20/43	476,756	501,643
GNMA, 2.50%, 7/20/46	1,200,968	1,161,235
GNMA, 3.00%, TBA	3,150,000	3,126,375

GNMA, 3.50%, TBA	3,300,000	3,341,895
GNMA, 4.00%, TBA	2,000,000	2,057,266
		73,549,415
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $81,676,583)		81,453,999
U.S. TREASURY SECURITIES — 9.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,050,000	1,154,795
U.S. Treasury Bonds, 4.375%, 11/15/39	2,900,000	3,576,289
U.S. Treasury Bonds, 4.375%, 5/15/41	1,600,000	1,978,312
U.S. Treasury Bonds, 3.125%, 11/15/41	2,500,000	2,572,559
U.S. Treasury Bonds, 3.00%, 5/15/42	2,700,000	2,716,506
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,095,695
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,275,244
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,875,250
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,583,518
U.S. Treasury Bonds, 2.50%, 2/15/45	5,650,000	5,140,617
U.S. Treasury Bonds, 3.00%, 5/15/45	900,000	902,144
U.S. Treasury Bonds, 3.00%, 11/15/45	700,000	701,395
U.S. Treasury Bonds, 3.375%, 11/15/48	600,000	644,051
U.S. Treasury Notes, 1.50%, 2/28/19	1,000,000	999,341
U.S. Treasury Notes, 1.50%, 10/31/19	3,650,000	3,622,197
U.S. Treasury Notes, 2.50%, 5/31/20(3)	1,200,000	1,199,836
U.S. Treasury Notes, 2.75%, 9/15/21	1,500,000	1,511,807
U.S. Treasury Notes, 2.00%, 10/31/21	7,400,000	7,313,570
U.S. Treasury Notes, 2.625%, 12/15/21	2,000,000	2,010,977
U.S. Treasury Notes, 1.875%, 1/31/22(3)	1,500,000	1,475,742
U.S. Treasury Notes, 1.875%, 4/30/22	1,800,000	1,768,711
U.S. Treasury Notes, 2.00%, 11/30/22	15,200,000	14,960,125
U.S. Treasury Notes, 2.75%, 5/31/23	8,700,000	8,812,148
U.S. Treasury Notes, 2.625%, 12/31/25	600,000	604,020
U.S. Treasury Notes, 3.125%, 11/15/28	8,400,000	8,755,523
TOTAL U.S. TREASURY SECURITIES (Cost $78,491,571)		79,250,372
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Private Sponsor Collateralized Mortgage Obligations — 2.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	12,639	12,688
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.31%, 3/25/35	192,461	194,271
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	354,150	351,868
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	154,637	154,267
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.22%, 8/25/34	211,940	206,400
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.32%, 8/25/34	413,402	410,585
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.46%, 8/25/35	61,873	62,586
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	121,712	123,454
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,196	4,075
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(2)	1,016,192	1,013,454
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	647,471	645,726
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.21%, 10/25/34	235,298	233,304
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	50,646	50,883
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/25/47(2)	798,874	801,314
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.87%, 6/25/34	70,438	69,591

GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.96%, 5/25/34	108,022	110,414
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.06%, 1/25/35	167,305	165,425
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.53%, 9/25/35	153,487	156,638
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	193,975	196,278
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.34%, 7/25/35	50,734	51,021
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/25/35	30,075	29,983
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.23%, 4/25/35	149,069	151,250
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	67,381	65,796
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	726,768	718,212
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(2)	1,112,386	1,111,114
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	202,341	208,295
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.32%, 11/25/35	119,224	118,292
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.29%, 2/25/35	166,074	168,328
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(2)	1,258,355	1,269,139
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	770,589	779,468
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(2)	478,650	488,848
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/25/42	14,392	14,466
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/25/47(2)	322,381	320,101
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(2)	657,549	656,928
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	792,692	799,107
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	1,144,821	1,143,639
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 9/25/48(2)	1,670,590	1,694,596
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	1,255,794	1,269,732
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	275,952	258,702
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.48%, 7/25/34	86,993	87,380
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	519,826	512,013
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.71%, 3/25/35	331,722	326,599
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	37,129	37,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.61%, 9/25/34	74,386	76,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	58,319	59,550
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	47,026	46,062
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	131,922	134,388
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.64%, 6/25/35	296,482	313,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.68%, 6/25/35	28,096	29,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.45%, 3/25/35	155,251	157,915
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	123,794	125,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	64,861	64,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	79,955	78,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	40,371	40,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	21,309	21,614
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	21,720	21,553
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	53,309	51,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	107,509	112,530
		18,576,054
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.81%, (1-month LIBOR plus 1.30%), 3/25/29	39,016	39,155
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.96%, (1-month LIBOR plus 0.45%), 7/25/30	553,706	551,728
FHLMC, Series 77, Class H, 8.50%, 9/15/20	7	7
FHLMC, Series KF31, Class A, VRN, 2.87%, (1-month LIBOR plus 0.37%), 4/25/24	1,328,401	1,323,316

FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	125,000	130,683
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	529,751	551,215
FNMA, Series 2016-C04, Class 1M1, VRN, 3.96%, (1-month LIBOR plus 1.45%), 1/25/29	202,836	203,641
FNMA, Series 2016-C05, Class 2M1, VRN, 3.86%, (1-month LIBOR plus 1.35%), 1/25/29	73,052	73,136
FNMA, Series 2017-C01, Class 1M1, VRN, 3.81%, (1-month LIBOR plus 1.30%), 7/25/29	360,099	361,500
FNMA, Series 2018-C01, Class 1M1, VRN, 3.11%, (1-month LIBOR plus 0.60%), 7/25/30	1,858,494	1,855,448
FNMA, Series 2018-C02, Class 2M1, VRN, 3.16%, (1-month LIBOR plus 0.65%), 8/25/30	1,647,321	1,646,872
		6,736,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,342,222)		25,312,755
ASSET-BACKED SECURITIES — 2.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	1,500,000	1,497,790
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	759,143	749,125
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.76%, (1-month LIBOR plus 1.25%), 12/17/33(2)	832,115	832,740
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	440,898	439,543
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	758,222	766,403
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	47,834	47,603
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	288,933	284,742
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	332,255	327,863
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(2)	1,622,925	1,638,655
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 3/17/37(2)	1,904,489	1,873,140
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.59%, (1-month LIBOR plus 1.08%), 6/17/37(2)	1,225,000	1,213,876
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.51%, (1-month LIBOR plus 1.00%), 7/17/37(2)	1,887,982	1,884,812
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(2)	407,326	408,284
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	185,153	182,496
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	191,718	189,120
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	294,708	288,040
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	741,563	722,258
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(2)	1,218,054	1,225,554
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.91%, (1-month LIBOR plus 1.40%), 1/17/34(2)	549,458	549,881
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	1,000,000	987,068
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	1,500,000	1,517,186
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(2)	2,550,000	2,576,969
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	174,951	172,945
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	105,858	105,288
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(2)	947,845	951,957
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(2)	228,740	228,639
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)	397,782	390,095
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	901,694	877,921
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	424,544	418,243
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	334,570	327,730
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	122,119	121,928
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	432,127	425,670
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	830,287	836,320
TOTAL ASSET-BACKED SECURITIES (Cost $25,132,610)		25,059,884
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	627,362
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	1,000,000	999,161
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,650,000	1,736,156

BX Trust, Series 2018-MCSF, Class A, VRN, 3.09%, (1-month LIBOR plus 0.58%), 4/15/35(2)	700,000	684,529
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	675,000	707,303
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	775,000	802,641
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	900,000	930,947
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	380,548
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	1,775,000	1,753,097
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,079,568	1,081,418
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 6/15/34(2)	1,250,000	1,235,277
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	1,000,000	997,438
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(2)	1,275,000	1,219,295
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	475,000	484,270
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	920,000	920,854
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	275,000	287,188
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	600,000	578,751
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	675,000	664,895
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(2)	725,000	721,536
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	700,000	686,033
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,757,343)		17,498,699
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
ARES LI CLO Ltd., Series 2019-51A, Class B, VRN, 4.35%, 4/15/31(2)(4)	925,000	925,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.02%), 4/20/31(2)	750,000	736,485
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.93%, (3-month LIBOR plus 1.14%), 7/15/31(2)	650,000	643,910
CBAM 2019-9 Ltd., Series 2019-9A, Class A, VRN, 4.01%, 2/12/30(2)(4)	1,150,000	1,148,275
CBAM 2019-9 Ltd., Series 2019-9A, Class B1, VRN, 4.63%, 2/12/30(2)(4)	675,000	673,650
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.79%, (3-month LIBOR plus 1.02%), 4/17/31(2)	625,000	614,320
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.76%, (3-month LIBOR plus 0.98%), 4/24/31(2)	450,000	444,373
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.87%, (3-month LIBOR plus 1.11%), 1/22/31(2)	325,000	323,165
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.76%, (3-month LIBOR plus 0.97%), 4/15/31(2)	500,000	494,069
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.75%, (3-month LIBOR plus 0.97%), 4/18/31(2)	575,000	566,170
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(2)	700,000	701,028
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(2)	750,000	742,877
KKR CLO Ltd., Series 11, Class AR, VRN, 3.97%, (3-month LIBOR plus 1.18%), 1/15/31(2)	500,000	497,147
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(2)	650,000	644,382
LCM XIV LP, Series 14A, Class AR, VRN, 3.82%, (3-month LIBOR plus 1.04%), 7/20/31(2)	400,000	395,451
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 4.01%, (1-month LIBOR plus 1.50%), 5/15/28(2)	848,000	846,570
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.71%, (3-month LIBOR plus 0.95%), 4/19/30(2)	650,000	644,565
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(2)	900,000	892,655
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.93%, (3-month LIBOR plus 1.15%), 4/18/31(2)	885,000	881,157
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.83%, (3-month LIBOR plus 1.07%), 10/20/28(2)	1,000,000	997,071
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.74%, (3-month LIBOR plus 0.97%), 4/25/31(2)	500,000	493,494
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.93%, (3-month LIBOR plus 1.15%), 10/18/31(2)	375,000	373,311
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,778,530)		14,679,125
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	397,250
Houston GO, 3.96%, 3/1/47	120,000	118,351
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	133,790
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	135,806

Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	78,423
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	786,311
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	152,858
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	289,896
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	133,509
New York City GO, 6.27%, 12/1/37	95,000	119,754
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	121,366
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	57,752
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	261,048
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	355,743
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	262,277
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	110,471
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	128,918
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	91,686
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	141,906
State of California GO, 4.60%, 4/1/38	355,000	366,317
State of California GO, 7.55%, 4/1/39	100,000	147,114
State of California GO, 7.30%, 10/1/39	160,000	224,355
State of California GO, 7.60%, 11/1/40	80,000	119,886
State of Illinois GO, 5.10%, 6/1/33	345,000	330,624
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	87,096
State of Texas GO, 5.52%, 4/1/39	50,000	62,088
State of Washington GO, 5.14%, 8/1/40	20,000	23,483
TOTAL MUNICIPAL SECURITIES (Cost $4,691,806)		5,238,078
BANK LOAN OBLIGATIONS(5) — 0.6%
Diversified Telecommunication Services — 0.1%
Level 3 Financing Inc., 2017 Term Loan B, 4.76%, (1-month LIBOR plus 2.25%), 2/22/24	610,000	600,374
Zayo Group, LLC, 2017 Incremental Term Loan, 4.75%, (1-month LIBOR plus 2.25%), 1/19/24	470,000	467,180
		1,067,554
Food Products†
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.52%, (1-month LIBOR plus 2.00%), 5/24/24	73,893	73,154
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.52%, (1-month LIBOR plus 2.00%), 5/24/24	238,751	236,364
		309,518
Health Care Providers and Services — 0.1%
DaVita, Inc., Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 6/24/21	398,956	398,242
HCA Inc., 2018 Term Loan B10, 4.50%, (1-month LIBOR plus 2.00%), 3/13/25	729,488	728,313
		1,126,555
Hotels, Restaurants and Leisure — 0.1%
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	410,518	406,928
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 3/21/25	434,512	428,301
		835,229
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 2016 Term Loan B, 4.25%, (1-month LIBOR plus 1.75%), 6/30/23	577,041	568,778
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 4/30/25	398,992	394,344

Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC, 2017 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 9/7/23	56,590	55,898

Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	384,375	375,726
		431,624
TOTAL BANK LOAN OBLIGATIONS (Cost $4,798,802)		4,733,602
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	100,596
Chile Government International Bond, 3.625%, 10/30/42	100,000	95,760
		196,356
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	317,827
Colombia Government International Bond, 7.375%, 9/18/37	300,000	381,678
Colombia Government International Bond, 6.125%, 1/18/41	100,000	114,000
		813,505
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	591,150
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	91,525
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	207,825
		299,350
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	304,315
Philippine Government International Bond, 6.375%, 10/23/34	150,000	193,739
		498,054
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	139,488
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	146,753
		286,241
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	110,674
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	113,100
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,875,317)		2,908,430
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 2.125%, 4/24/26	270,000	259,173
FNMA, 6.625%, 11/15/30	900,000	1,212,571
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,391,006)		1,471,744
TEMPORARY CASH INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $31,419,628)	31,419,628	31,419,628
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $788,098,745)		889,370,406
OTHER ASSETS AND LIABILITIES — (3.7)%		(31,432,729)
TOTAL NET ASSETS — 100.0%		$857,937,677

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,417	EUR	7,346	Credit Suisse AG	3/20/19	$(24)
USD	342,848	EUR	298,990	JPMorgan Chase Bank N.A.	3/20/19	(674)
						$(698)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	56	March 2019	$5,600,000	$6,858,250	$122,700
U.S. Treasury 10-Year Ultra Notes	1	March 2019	$100,000	130,688	4,327
U.S. Treasury 2-Year Notes	37	March 2019	$7,400,000	7,856,141	49,635
U.S. Treasury 5-Year Notes	33	March 2019	$3,300,000	3,790,359	61,801
U.S. Treasury Long Bonds	17	March 2019	$1,700,000	2,493,687	126,134
				$21,129,125	$364,597

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $67,696,450, which represented 7.9% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $326,505.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	501,965,415	—	—
Corporate Bonds	—	98,378,675	—
U.S. Government Agency Mortgage-Backed Securities	—	81,453,999	—
U.S. Treasury Securities	—	79,250,372	—
Collateralized Mortgage Obligations	—	25,312,755	—
Asset-Backed Securities	—	25,059,884	—
Commercial Mortgage-Backed Securities	—	17,498,699	—
Collateralized Loan Obligations	—	14,679,125	—
Municipal Securities	—	5,238,078	—
Bank Loan Obligations	—	4,733,602	—
Sovereign Governments and Agencies	—	2,908,430	—
U.S. Government Agency Securities	—	1,471,744	—
Temporary Cash Investments	31,419,628	—	—
	533,385,043	355,985,363	—
Other Financial Instruments
Futures Contracts	364,597	—	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	698	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
January 31, 2019

Capital Value - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 1.4%
Textron, Inc.	9,250	492,377
United Technologies Corp.	11,185	1,320,613
		1,812,990
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	5,905	622,387
Airlines — 0.7%
Alaska Air Group, Inc.	7,610	486,660
Southwest Airlines Co.	7,915	449,255
		935,915
Auto Components — 1.2%
Aptiv plc	4,170	329,972
BorgWarner, Inc.	13,875	567,487
Continental AG	4,195	660,930
		1,558,389
Banks — 14.8%
Bank of America Corp.	124,150	3,534,551
BB&T Corp.	28,610	1,396,168
Citigroup, Inc.	27,935	1,800,690
JPMorgan Chase & Co.	44,260	4,580,910
PNC Financial Services Group, Inc. (The)	11,535	1,414,998
U.S. Bancorp	52,980	2,710,457
Wells Fargo & Co.	82,190	4,019,913
		19,457,687
Beverages — 0.7%
PepsiCo, Inc.	7,740	872,066
Biotechnology — 1.0%
Amgen, Inc.	6,945	1,299,479
Building Products — 1.3%
Johnson Controls International plc	51,520	1,739,830
Capital Markets — 4.1%
Ameriprise Financial, Inc.	4,820	610,212
BlackRock, Inc.	2,920	1,212,034
Goldman Sachs Group, Inc. (The)	3,100	613,831
Invesco Ltd.	63,005	1,147,951
Morgan Stanley	18,535	784,030
State Street Corp.	13,310	943,679
		5,311,737
Chemicals — 1.3%
DowDuPont, Inc.	25,300	1,361,393
LyondellBasell Industries NV, Class A	3,680	320,050
		1,681,443
Communications Equipment — 3.2%
Cisco Systems, Inc.	87,490	4,137,402

Containers and Packaging — 0.5%
Westrock Co.	15,445	628,766
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	5,655	1,162,329
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	66,015	1,984,411
Verizon Communications, Inc.	50,830	2,798,700
		4,783,111
Electric Utilities — 2.9%
Edison International	10,285	585,936
Eversource Energy	15,595	1,082,449
Pinnacle West Capital Corp.	6,625	583,795
Xcel Energy, Inc.	30,635	1,604,049
		3,856,229
Electrical Equipment — 1.4%
Eaton Corp. plc	15,790	1,203,987
Hubbell, Inc.	6,315	690,419
		1,894,406
Energy Equipment and Services — 2.4%
Baker Hughes a GE Co.	46,840	1,104,019
Schlumberger Ltd.	46,560	2,058,417
		3,162,436
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	3,110	537,532
Weyerhaeuser Co.	14,940	392,026
		929,558
Food and Staples Retailing — 1.6%
Walmart, Inc.	22,120	2,119,760
Food Products — 2.4%
Kellogg Co.	17,575	1,037,101
Mondelez International, Inc., Class A	46,935	2,171,213
		3,208,314
Health Care Equipment and Supplies — 5.8%
Abbott Laboratories	25,595	1,867,923
Medtronic plc	34,630	3,060,946
Siemens Healthineers AG(1)	20,150	793,964
Zimmer Biomet Holdings, Inc.	17,570	1,924,969
		7,647,802
Health Care Providers and Services — 4.7%
Anthem, Inc.	3,860	1,169,580
Cardinal Health, Inc.	9,860	492,704
CVS Health Corp.	25,478	1,670,083
HCA Healthcare, Inc.	13,310	1,855,813
McKesson Corp.	7,175	920,194
		6,108,374
Household Products — 2.6%
Kimberly-Clark Corp.	6,370	709,491
Procter & Gamble Co. (The)	28,365	2,736,371
		3,445,862

Industrial Conglomerates — 0.8%
Siemens AG	9,130	1,001,000
Insurance — 4.3%
Allstate Corp. (The)	7,070	621,241
Chubb Ltd.	21,230	2,824,651
MetLife, Inc.	23,980	1,095,167
Principal Financial Group, Inc.	5,640	282,395
Prudential Financial, Inc.	8,370	771,212
		5,594,666
Machinery — 1.4%
IMI plc	37,985	477,161
Ingersoll-Rand plc	8,820	882,353
Stanley Black & Decker, Inc.	3,620	457,713
		1,817,227
Multi-Utilities — 0.4%
WEC Energy Group, Inc.	7,880	575,476
Multiline Retail — 0.6%
Target Corp.	11,425	834,025
Oil, Gas and Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	25,400	1,202,182
Chevron Corp.	36,285	4,160,075
ConocoPhillips	14,410	975,413
Exxon Mobil Corp.	21,485	1,574,421
Noble Energy, Inc.	47,815	1,068,187
Occidental Petroleum Corp.	24,520	1,637,446
Royal Dutch Shell plc, Class B ADR	24,840	1,559,952
TOTAL SA	55,805	3,062,173
		15,239,849
Pharmaceuticals — 10.9%
Allergan plc	5,605	807,008
Bristol-Myers Squibb Co.	17,990	888,166
Johnson & Johnson	29,540	3,931,183
Merck & Co., Inc.	46,610	3,469,183
Pfizer, Inc.	100,205	4,253,702
Roche Holding AG	3,735	992,102
		14,341,344
Road and Rail — 0.6%
Union Pacific Corp.	4,650	739,676
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	18,750	732,750
Intel Corp.	39,765	1,873,727
Microchip Technology, Inc.	4,340	348,806
QUALCOMM, Inc.	16,330	808,661
		3,763,944
Software — 2.7%
Oracle Corp. (New York)	69,385	3,485,209
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	7,130	1,135,096
AutoZone, Inc.(1)	690	584,664

Lowe's Cos., Inc.	4,055	389,929
		2,109,689
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	4,650	773,946
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp.	3,475	403,586
Tapestry, Inc.	11,515	445,746
		849,332
TOTAL COMMON STOCKS (Cost $87,512,073)		129,501,655
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $804,228), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $786,692)		786,643
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $137,473), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $131,005)		131,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	871	871
TOTAL TEMPORARY CASH INVESTMENTS (Cost $918,514)		918,514
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $88,430,587)		130,420,169
OTHER ASSETS AND LIABILITIES — 0.6%		786,354
TOTAL NET ASSETS — 100.0%		$131,206,523

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	74,899	USD	76,719	UBS AG	3/29/19	$(1,012)
CHF	25,004	USD	25,598	UBS AG	3/29/19	(325)
CHF	26,050	USD	26,286	UBS AG	3/29/19	46
USD	836,669	CHF	823,031	UBS AG	3/29/19	4,760
USD	24,204	CHF	23,624	UBS AG	3/29/19	326
USD	23,948	CHF	23,317	UBS AG	3/29/19	380
USD	22,917	CHF	22,703	UBS AG	3/29/19	(31)
EUR	136,797	USD	157,744	Credit Suisse AG	3/29/19	(446)
USD	4,199,812	EUR	3,650,217	Credit Suisse AG	3/29/19	2,534
USD	130,240	EUR	112,832	Credit Suisse AG	3/29/19	498
USD	251,515	EUR	219,500	Credit Suisse AG	3/29/19	(883)
GBP	36,306	USD	46,265	JPMorgan Chase Bank N.A.	3/29/19	1,485
GBP	62,518	USD	79,956	JPMorgan Chase Bank N.A.	3/29/19	2,267
GBP	34,448	USD	44,533	JPMorgan Chase Bank N.A.	3/29/19	774
GBP	38,192	USD	50,063	JPMorgan Chase Bank N.A.	3/29/19	166
GBP	38,708	USD	50,992	JPMorgan Chase Bank N.A.	3/29/19	(83)
USD	1,308,075	GBP	1,028,790	JPMorgan Chase Bank N.A.	3/29/19	(44,995)
USD	264,714	GBP	207,942	JPMorgan Chase Bank N.A.	3/29/19	(8,772)
USD	54,444	GBP	42,892	JPMorgan Chase Bank N.A.	3/29/19	(1,968)
USD	60,776	GBP	47,930	JPMorgan Chase Bank N.A.	3/29/19	(2,262)
USD	47,038	GBP	36,718	JPMorgan Chase Bank N.A.	3/29/19	(1,254)
USD	46,632	GBP	35,839	JPMorgan Chase Bank N.A.	3/29/19	(503)
						$(49,298)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	897,459	660,930	—
Health Care Equipment and Supplies	6,853,838	793,964	—
Industrial Conglomerates	—	1,001,000	—
Machinery	1,340,066	477,161	—
Oil, Gas and Consumable Fuels	12,177,676	3,062,173	—
Pharmaceuticals	13,349,242	992,102	—
Other Industries	87,896,044	—	—
Temporary Cash Investments	871	917,643	—
	122,515,196	7,904,973	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	13,236	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	62,534	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2019

Growth - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 6.2%
Boeing Co. (The)	681,904	262,955,820
Lockheed Martin Corp.	670,391	194,205,569
		457,161,389
Air Freight and Logistics — 0.5%
XPO Logistics, Inc.(1)	657,548	39,965,767
Airlines — 0.8%
Delta Air Lines, Inc.	1,201,015	59,366,171
Biotechnology — 2.8%
Biogen, Inc.(1)	371,842	124,113,423
Exelixis, Inc.(1)	964,673	22,737,343
Vertex Pharmaceuticals, Inc.(1)	310,287	59,236,891
		206,087,657
Capital Markets — 0.9%
Charles Schwab Corp. (The)	1,447,332	67,691,718
Consumer Finance — 1.4%
American Express Co.	978,160	100,457,032
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	753,750	62,764,762
Entertainment — 3.1%
Electronic Arts, Inc.(1)	497,556	45,894,566
Liberty Media Corp-Liberty Formula One, Class C(1)	593,366	18,613,891
Netflix, Inc.(1)	349,239	118,566,641
Take-Two Interactive Software, Inc.(1)	424,655	44,822,335
		227,897,433
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	936,030	67,918,337
SBA Communications Corp.(1)	707,108	129,068,423
		196,986,760
Food and Staples Retailing — 0.5%
Walmart, Inc.	390,277	37,400,245
Food Products — 1.0%
Mondelez International, Inc., Class A	1,558,757	72,108,099
Health Care Equipment and Supplies — 3.6%
ABIOMED, Inc.(1)	75,278	26,427,847
Boston Scientific Corp.(1)	2,183,766	83,310,673
Edwards Lifesciences Corp.(1)	242,653	41,352,924
IDEXX Laboratories, Inc.(1)	83,748	17,819,899
Intuitive Surgical, Inc.(1)	139,179	72,879,692
Penumbra, Inc.(1)	182,135	26,502,464
		268,293,499
Health Care Providers and Services — 4.4%
Quest Diagnostics, Inc.	271,902	23,750,640
UnitedHealth Group, Inc.	667,810	180,442,262

WellCare Health Plans, Inc.(1)	450,882	124,659,855
		328,852,757
Hotels, Restaurants and Leisure — 3.8%
Chipotle Mexican Grill, Inc.(1)	74,852	39,642,368
Darden Restaurants, Inc.	479,757	50,340,902
Las Vegas Sands Corp.	780,905	45,573,616
Royal Caribbean Cruises Ltd.	1,195,301	143,495,885
		279,052,771
Household Products — 2.0%
Church & Dwight Co., Inc.	567,195	36,646,469
Procter & Gamble Co. (The)	1,160,571	111,960,284
		148,606,753
Interactive Media and Services — 13.1%
Alphabet, Inc., Class A(1)	548,901	618,002,147
Facebook, Inc., Class A(1)	1,896,471	316,122,751
Twitter, Inc.(1)	1,014,580	34,049,305
		968,174,203
Internet and Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)	305,160	524,487,647
IT Services — 7.3%
PayPal Holdings, Inc.(1)	1,814,432	161,048,984
VeriSign, Inc.(1)	192,946	32,659,970
Visa, Inc., Class A	2,552,641	344,632,061
		538,341,015
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	482,976	36,730,325
Illumina, Inc.(1)	207,895	58,166,942
		94,897,267
Machinery — 0.8%
WABCO Holdings, Inc.(1)	495,096	56,554,816
Multiline Retail — 0.9%
Target Corp.	872,781	63,713,013
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	789,380	94,599,299
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	365,784	49,900,253
Pharmaceuticals — 2.3%
Merck & Co., Inc.	917,575	68,295,107
Novo Nordisk A/S, B Shares	1,234,013	57,872,604
Zoetis, Inc.	481,129	41,454,075
		167,621,786
Road and Rail — 1.9%
Union Pacific Corp.	892,675	141,997,812
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	2,674,035	104,501,288
ASML Holding NV	559,566	98,523,391
Broadcom, Inc.	615,075	164,993,869
Maxim Integrated Products, Inc.	600,012	32,562,651
		400,581,199

Software — 11.2%
Microsoft Corp.	5,487,327	573,041,559
Palo Alto Networks, Inc.(1)	518,713	111,429,927
salesforce.com, Inc.(1)	746,588	113,458,978
Splunk, Inc.(1)	263,498	32,895,090
		830,825,554
Specialty Retail — 1.8%
TJX Cos., Inc. (The)	2,735,016	136,012,346
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	2,128,556	354,276,861
Textiles, Apparel and Luxury Goods — 2.6%
NIKE, Inc., Class B	1,459,284	119,486,174
Tapestry, Inc.	1,984,951	76,837,453
		196,323,627
Tobacco — 0.8%
Altria Group, Inc.	1,182,585	58,360,570
TOTAL COMMON STOCKS (Cost $4,729,548,009)		7,229,360,081
TEMPORARY CASH INVESTMENTS — 2.1%
Federal Home Loan Bank Discount Notes, 2.31%, 2/1/19(2)	100,000,000	100,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $47,153,536), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $46,125,391)		46,122,508
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $7,860,510), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $7,703,267)		7,703,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,584	28,584
TOTAL TEMPORARY CASH INVESTMENTS (Cost $153,854,092)		153,854,092
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,883,402,101)		7,383,214,173
OTHER ASSETS AND LIABILITIES — 0.1%		6,740,067
TOTAL NET ASSETS — 100.0%		$7,389,954,240

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,664,709	USD	1,925,735	Credit Suisse AG	3/29/19	$(11,535)
EUR	2,948,913	USD	3,381,194	Credit Suisse AG	3/29/19	9,675
EUR	1,854,961	USD	2,130,581	Credit Suisse AG	3/29/19	2,385
EUR	2,321,080	USD	2,664,367	Credit Suisse AG	3/29/19	4,574
EUR	1,664,709	USD	1,901,597	Credit Suisse AG	3/29/19	12,603
USD	79,065,885	EUR	68,719,181	Credit Suisse AG	3/29/19	47,708
USD	3,148,541	EUR	2,730,123	Credit Suisse AG	3/29/19	9,253
USD	2,901,064	EUR	2,520,845	Credit Suisse AG	3/29/19	2,418
USD	2,178,643	EUR	1,883,499	Credit Suisse AG	3/29/19	12,863
USD	2,923,871	EUR	2,558,895	Credit Suisse AG	3/29/19	(18,528)
USD	3,228,351	EUR	2,815,736	Credit Suisse AG	3/29/19	(9,381)
USD	3,081,845	EUR	2,682,559	Credit Suisse AG	3/29/19	(2,752)
						$59,283

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,072,964,086	156,395,995	—
Temporary Cash Investments	28,584	153,825,508	—
	7,072,992,670	310,221,503	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	101,479	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	42,196	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2019

Heritage - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.5%
L3 Technologies, Inc.	336,242	66,199,325
Auto Components — 1.5%
Aptiv plc	821,044	64,969,212
Beverages — 2.8%
Brown-Forman Corp., Class B	425,163	20,088,952
Constellation Brands, Inc., Class A	282,490	49,057,213
Monster Beverage Corp.(1)	874,458	50,053,976
		119,200,141
Biotechnology — 3.4%
Array BioPharma, Inc.(1)	1,634,628	30,518,505
Exact Sciences Corp.(1)	192,518	17,342,021
Immunomedics, Inc.(1)	1,510,348	22,338,047
Sarepta Therapeutics, Inc.(1)	296,393	41,409,066
Seattle Genetics, Inc.(1)	465,703	35,593,680
		147,201,319
Building Products — 0.8%
Allegion plc	427,946	36,743,444
Capital Markets — 4.0%
LPL Financial Holdings, Inc.	757,153	53,280,857
MSCI, Inc.	227,257	38,695,049
S&P Global, Inc.	300,754	57,639,504
SEI Investments Co.	510,492	24,268,790
		173,884,200
Commercial Services and Supplies — 1.2%
Waste Management, Inc.	557,634	53,348,845
Construction and Engineering — 1.3%
Jacobs Engineering Group, Inc.	850,655	55,122,444
Construction Materials — 1.3%
Vulcan Materials Co.	547,350	55,638,127
Containers and Packaging — 1.9%
Ball Corp.	1,606,254	83,974,959
Electrical Equipment — 2.0%
AMETEK, Inc.	1,212,035	88,357,351
Electronic Equipment, Instruments and Components — 1.9%
CDW Corp.	694,584	57,838,009
Keysight Technologies, Inc.(1)	303,841	22,490,311
		80,328,320
Entertainment — 1.6%
Take-Two Interactive Software, Inc.(1)	653,186	68,943,782
Equity Real Estate Investment Trusts (REITs) — 3.1%
SBA Communications Corp.(1)	740,369	135,139,554
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	135,002	28,975,479

Health Care Equipment and Supplies — 6.2%
Align Technology, Inc.(1)	236,026	58,758,673
Edwards Lifesciences Corp.(1)	394,041	67,152,467
Haemonetics Corp.(1)	506,339	50,081,991
Insulet Corp.(1)	400,699	32,532,752
Masimo Corp.(1)	468,973	58,335,551
		266,861,434
Health Care Providers and Services — 3.9%
Henry Schein, Inc.(1)	436,232	33,895,226
LHC Group, Inc.(1)	243,817	25,778,772
Quest Diagnostics, Inc.	238,344	20,819,348
WellCare Health Plans, Inc.(1)	322,416	89,141,576
		169,634,922
Hotels, Restaurants and Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	51,538	27,295,040
Domino's Pizza, Inc.	221,516	62,850,734
Hilton Worldwide Holdings, Inc.	146,719	10,927,631
Planet Fitness, Inc., Class A(1)	360,141	20,859,367
Red Rock Resorts, Inc., Class A	1,497,323	38,002,058
		159,934,830
Industrial Conglomerates — 1.5%
Roper Technologies, Inc.	224,709	63,651,071
Interactive Media and Services — 1.8%
Twitter, Inc.(1)	2,361,528	79,252,880
Internet and Direct Marketing Retail — 1.0%
Expedia Group, Inc.	352,824	42,074,262
IT Services — 7.9%
Booz Allen Hamilton Holding Corp.	1,856,838	91,226,451
Fiserv, Inc.(1)	513,478	42,582,731
FleetCor Technologies, Inc.(1)	464,553	93,751,441
Square, Inc., Class A(1)	857,438	61,178,201
Worldpay, Inc., Class A(1)	646,194	53,944,275
		342,683,099
Life Sciences Tools and Services — 0.6%
Illumina, Inc.(1)	96,288	26,940,419
Machinery — 1.8%
Ingersoll-Rand plc	764,616	76,492,185
Marine — 0.8%
Kirby Corp.(1)	442,729	33,164,829
Metals and Mining — 0.2%
Largo Resources Ltd.(1)	4,232,498	9,244,849
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	383,058	45,905,671
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(1)	1,180,810	34,456,036
Professional Services — 3.5%
IHS Markit Ltd.(1)	893,907	46,411,651
TransUnion	695,791	42,318,009

Verisk Analytics, Inc.(1)	544,982	63,986,337
		152,715,997
Semiconductors and Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	2,028,548	49,516,857
Applied Materials, Inc.	1,206,538	47,151,505
Marvell Technology Group Ltd.	2,862,591	53,043,811
Microchip Technology, Inc.	937,516	75,348,161
Xilinx, Inc.	917,168	102,667,786
		327,728,120
Software — 14.8%
Autodesk, Inc.(1)	573,206	84,375,923
Palo Alto Networks, Inc.(1)	330,483	70,994,358
PTC, Inc.(1)	762,378	64,642,031
RealPage, Inc.(1)	884,346	49,319,976
Red Hat, Inc.(1)	272,513	48,463,712
ServiceNow, Inc.(1)	520,602	114,542,852
Splunk, Inc.(1)	365,402	45,616,786
Tyler Technologies, Inc.(1)	267,125	50,537,379
Workday, Inc., Class A(1)	604,817	109,792,430
		638,285,447
Specialty Retail — 7.5%
Burlington Stores, Inc.(1)	573,016	98,392,577
Carvana Co.(1)	186,046	6,911,609
Five Below, Inc.(1)	362,924	44,904,586
Floor & Decor Holdings, Inc., Class A(1)	1,044,873	35,828,695
O'Reilly Automotive, Inc.(1)	253,069	87,222,762
Ulta Salon Cosmetics & Fragrance, Inc.(1)	177,617	51,849,955
		325,110,184
Technology Hardware, Storage and Peripherals — 1.5%
NetApp, Inc.	1,024,952	65,361,189
Textiles, Apparel and Luxury Goods — 2.8%
Lululemon Athletica, Inc.(1)	303,867	44,914,581
VF Corp.	903,479	76,045,828
		120,960,409
Trading Companies and Distributors — 1.4%
United Rentals, Inc.(1)	285,939	35,816,719
Univar, Inc.(1)	1,279,951	26,661,379
		62,478,098
TOTAL COMMON STOCKS (Cost $3,638,851,065)		4,300,962,433
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $16,843,239), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $16,475,986)		16,474,956
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $2,808,377), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $2,751,096)		2,751,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	10,732	10,732
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,236,688)		19,236,688
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,658,087,753)		4,320,199,121
OTHER ASSETS AND LIABILITIES — 0.1%		4,889,851
TOTAL NET ASSETS — 100.0%		$4,325,088,972

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	304,740	USD	224,620	Morgan Stanley	3/29/19	$7,617
CAD	723,757	USD	533,086	Morgan Stanley	3/29/19	18,479
CAD	723,757	USD	546,268	Morgan Stanley	3/29/19	5,297
CAD	304,740	USD	229,916	Morgan Stanley	3/29/19	2,321
CAD	952,312	USD	713,909	Morgan Stanley	3/29/19	11,834
CAD	380,925	USD	287,690	Morgan Stanley	3/29/19	2,608
CAD	495,202	USD	373,529	Morgan Stanley	3/29/19	3,858
CAD	266,647	USD	202,896	Morgan Stanley	3/29/19	312
USD	335,899	CAD	457,110	Morgan Stanley	3/29/19	(12,458)
USD	225,874	CAD	304,740	Morgan Stanley	3/29/19	(6,364)
USD	257,343	CAD	342,832	Morgan Stanley	3/29/19	(3,925)
USD	286,871	CAD	380,925	Morgan Stanley	3/29/19	(3,426)
USD	230,140	CAD	304,740	Morgan Stanley	3/29/19	(2,098)
USD	514,731	CAD	685,665	Morgan Stanley	3/29/19	(7,804)
USD	667,270	CAD	876,127	Morgan Stanley	3/29/19	(413)
USD	8,416,217	CAD	11,275,375	Morgan Stanley	3/29/19	(176,582)
						$(160,744)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,291,717,584	9,244,849	—
Temporary Cash Investments	10,732	19,225,956	—
	4,291,728,316	28,470,805	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	52,326	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	213,070	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2019

NT Growth - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 6.2%
Boeing Co. (The)	103,585	39,944,448
Lockheed Martin Corp.	102,052	29,563,444
		69,507,892
Air Freight and Logistics — 0.5%
XPO Logistics, Inc.(1)	100,542	6,110,943
Airlines — 0.8%
Delta Air Lines, Inc.	182,336	9,012,868
Biotechnology — 2.8%
Biogen, Inc.(1)	56,495	18,856,901
Exelixis, Inc.(1)	146,486	3,452,675
Vertex Pharmaceuticals, Inc.(1)	47,090	8,989,952
		31,299,528
Capital Markets — 0.9%
Charles Schwab Corp. (The)	220,450	10,310,446
Consumer Finance — 1.4%
American Express Co.	148,383	15,238,934
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	114,800	9,559,396
Entertainment — 3.1%
Electronic Arts, Inc.(1)	74,895	6,908,315
Liberty Media Corp-Liberty Formula One, Class C(1)	88,051	2,762,160
Netflix, Inc.(1)	53,045	18,008,777
Take-Two Interactive Software, Inc.(1)	64,696	6,828,663
		34,507,915
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	142,334	10,327,755
SBA Communications Corp.(1)	107,416	19,606,643
		29,934,398
Food and Staples Retailing — 0.5%
Walmart, Inc.	59,396	5,691,919
Food Products — 1.0%
Mondelez International, Inc., Class A	237,569	10,989,942
Health Care Equipment and Supplies — 3.6%
ABIOMED, Inc.(1)	11,326	3,976,219
Boston Scientific Corp.(1)	330,648	12,614,221
Edwards Lifesciences Corp.(1)	36,526	6,224,761
IDEXX Laboratories, Inc.(1)	13,590	2,891,680
Intuitive Surgical, Inc.(1)	21,226	11,114,783
Penumbra, Inc.(1)	27,457	3,995,268
		40,816,932
Health Care Providers and Services — 4.5%
Quest Diagnostics, Inc.	41,440	3,619,784
UnitedHealth Group, Inc.	101,707	27,481,231

WellCare Health Plans, Inc.(1)	68,468	18,930,033
		50,031,048
Hotels, Restaurants and Leisure — 3.8%
Chipotle Mexican Grill, Inc.(1)	11,401	6,038,084
Darden Restaurants, Inc.	73,073	7,667,550
Las Vegas Sands Corp.	117,655	6,866,346
Royal Caribbean Cruises Ltd.	181,631	21,804,801
		42,376,781
Household Products — 2.8%
Church & Dwight Co., Inc.	86,502	5,588,894
Procter & Gamble Co. (The)	268,460	25,898,336
		31,487,230
Interactive Media and Services — 13.2%
Alphabet, Inc., Class A(1)	83,712	94,250,504
Facebook, Inc., Class A(1)	288,083	48,020,555
Twitter, Inc.(1)	153,539	5,152,769
		147,423,828
Internet and Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)	46,459	79,850,477
IT Services — 7.3%
PayPal Holdings, Inc.(1)	276,072	24,504,151
VeriSign, Inc.(1)	29,043	4,916,109
Visa, Inc., Class A	387,759	52,351,342
		81,771,602
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	72,701	5,528,911
Illumina, Inc.(1)	31,685	8,865,146
		14,394,057
Machinery — 0.8%
WABCO Holdings, Inc.(1)	75,063	8,574,446
Multiline Retail — 0.9%
Target Corp.	132,827	9,696,371
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	120,227	14,408,004
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	55,770	7,608,143
Pharmaceuticals — 2.3%
Merck & Co., Inc.	139,791	10,404,644
Novo Nordisk A/S, B Shares	188,087	8,820,883
Zoetis, Inc.	72,423	6,239,966
		25,465,493
Road and Rail — 1.9%
Union Pacific Corp.	135,703	21,586,276
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	407,546	15,926,898
ASML Holding NV	84,831	14,936,286
Broadcom, Inc.	93,561	25,097,738
Maxim Integrated Products, Inc.	90,533	4,913,226
		60,874,148

Software — 11.3%
Microsoft Corp.	836,860	87,393,290
Palo Alto Networks, Inc.(1)	78,713	16,909,127
salesforce.com, Inc.(1)	113,588	17,261,968
Splunk, Inc.(1)	40,089	5,004,711
		126,569,096
Specialty Retail — 1.9%
TJX Cos., Inc. (The)	416,559	20,715,479
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	323,338	53,816,377
Textiles, Apparel and Luxury Goods — 2.7%
NIKE, Inc., Class B	221,587	18,143,544
Tapestry, Inc.	302,278	11,701,181
		29,844,725
TOTAL COMMON STOCKS (Cost $713,353,559)		1,099,474,694
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Growth ETF (Cost $1,313,555)	9,391	1,338,311
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $21,980,764), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $21,501,492)		21,500,148
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $3,662,674), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $3,590,125)		3,590,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,109	14,109
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,104,257)		25,104,257
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $739,771,371)		1,125,917,262
OTHER ASSETS AND LIABILITIES — (0.8)%		(8,523,570)
TOTAL NET ASSETS — 100.0%		$1,117,393,692

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	250,581	USD	289,872	Credit Suisse AG	3/29/19	$(1,737)
EUR	443,887	USD	508,956	Credit Suisse AG	3/29/19	1,456
EUR	279,219	USD	320,707	Credit Suisse AG	3/29/19	359
USD	411,295	EUR	357,390	Credit Suisse AG	3/29/19	343
USD	677,345	EUR	590,774	Credit Suisse AG	3/29/19	(1,969)
USD	467,212	EUR	406,680	Credit Suisse AG	3/29/19	(417)
USD	11,901,439	EUR	10,343,995	Credit Suisse AG	3/29/19	7,182
USD	473,936	EUR	410,953	Credit Suisse AG	3/29/19	1,393
						$6,610

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,075,717,525	23,757,169	—
Exchange-Traded Funds	1,338,311	—	—
Temporary Cash Investments	14,109	25,090,148	—
	1,077,069,945	48,847,317	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,733	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,123	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2019

NT Heritage - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.9%
Aerospace and Defense — 1.5%
L3 Technologies, Inc.	49,344	9,714,847
Auto Components — 1.5%
Aptiv plc	120,501	9,535,244
Beverages — 2.8%
Brown-Forman Corp., Class B	61,459	2,903,938
Constellation Brands, Inc., Class A	42,081	7,307,786
Monster Beverage Corp.(1)	126,303	7,229,584
		17,441,308
Biotechnology — 3.5%
Array BioPharma, Inc.(1)	243,849	4,552,661
Exact Sciences Corp.(1)	28,287	2,548,093
Immunomedics, Inc.(1)	221,772	3,280,008
Sarepta Therapeutics, Inc.(1)	43,505	6,078,083
Seattle Genetics, Inc.(1)	68,425	5,229,723
		21,688,568
Building Products — 0.9%
Allegion plc	63,198	5,426,180
Capital Markets — 4.1%
LPL Financial Holdings, Inc.	112,038	7,884,114
MSCI, Inc.	33,880	5,768,747
S&P Global, Inc.	44,371	8,503,702
SEI Investments Co.	75,840	3,605,434
		25,761,997
Commercial Services and Supplies — 1.2%
Waste Management, Inc.	81,438	7,791,173
Construction and Engineering — 1.3%
Jacobs Engineering Group, Inc.	124,211	8,048,873
Construction Materials — 1.3%
Vulcan Materials Co.	80,821	8,215,455
Containers and Packaging — 2.0%
Ball Corp.	236,912	12,385,759
Electrical Equipment — 2.1%
AMETEK, Inc.	177,388	12,931,585
Electronic Equipment, Instruments and Components — 1.9%
CDW Corp.	102,218	8,511,693
Keysight Technologies, Inc.(1)	44,617	3,302,550
		11,814,243
Entertainment — 1.6%
Take-Two Interactive Software, Inc.(1)	95,377	10,067,042
Equity Real Estate Investment Trusts (REITs) — 3.2%
SBA Communications Corp.(1)	108,805	19,860,177
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	19,582	4,202,885

Health Care Equipment and Supplies — 6.2%
Align Technology, Inc.(1)	34,640	8,623,628
Edwards Lifesciences Corp.(1)	57,613	9,818,407
Haemonetics Corp.(1)	73,428	7,262,764
Insulet Corp.(1)	58,809	4,774,703
Masimo Corp.(1)	69,510	8,646,349
		39,125,851
Health Care Providers and Services — 4.0%
Henry Schein, Inc.(1)	63,059	4,899,684
LHC Group, Inc.(1)	35,806	3,785,769
Quest Diagnostics, Inc.	34,989	3,056,289
WellCare Health Plans, Inc.(1)	47,402	13,105,705
		24,847,447
Hotels, Restaurants and Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	7,569	4,008,618
Domino's Pizza, Inc.	32,518	9,226,332
Hilton Worldwide Holdings, Inc.	21,538	1,604,150
Planet Fitness, Inc., Class A(1)	53,648	3,107,292
Red Rock Resorts, Inc., Class A	217,528	5,520,861
		23,467,253
Industrial Conglomerates — 1.5%
Roper Technologies, Inc.	32,952	9,333,984
Interactive Media and Services — 1.9%
Twitter, Inc.(1)	346,867	11,640,857
Internet and Direct Marketing Retail — 1.0%
Expedia Group, Inc.	51,580	6,150,915
IT Services — 8.0%
Booz Allen Hamilton Holding Corp.	273,106	13,417,698
Fiserv, Inc.(1)	75,380	6,251,263
FleetCor Technologies, Inc.(1)	67,913	13,705,523
Square, Inc., Class A(1)	125,781	8,974,474
Worldpay, Inc., Class A(1)	94,390	7,879,677
		50,228,635
Life Sciences Tools and Services — 0.6%
Illumina, Inc.(1)	13,899	3,888,801
Machinery — 1.8%
Ingersoll-Rand plc	110,984	11,102,839
Marine — 0.8%
Kirby Corp.(1)	66,073	4,949,528
Metals and Mining — 0.2%
Largo Resources Ltd.(1)	658,681	1,438,726
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	55,715	6,676,886
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(1)	173,413	5,060,191
Professional Services — 3.6%
IHS Markit Ltd.(1)	129,868	6,742,747
TransUnion	101,872	6,195,855

Verisk Analytics, Inc.(1)	79,917	9,383,055
		22,321,657
Semiconductors and Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	297,721	7,267,370
Applied Materials, Inc.	177,119	6,921,810
Marvell Technology Group Ltd.	422,785	7,834,206
Microchip Technology, Inc.	136,894	11,002,171
Xilinx, Inc.	134,679	15,075,967
		48,101,524
Software — 15.0%
Autodesk, Inc.(1)	84,171	12,389,971
Palo Alto Networks, Inc.(1)	48,563	10,432,304
PTC, Inc.(1)	111,880	9,486,305
RealPage, Inc.(1)	129,859	7,242,237
Red Hat, Inc.(1)	39,806	7,079,099
ServiceNow, Inc.(1)	76,399	16,809,308
Splunk, Inc.(1)	53,355	6,660,838
Tyler Technologies, Inc.(1)	39,460	7,465,437
Workday, Inc., Class A(1)	89,018	16,159,438
		93,724,937
Specialty Retail — 7.6%
Burlington Stores, Inc.(1)	83,227	14,290,908
Carvana Co.(1)	27,165	1,009,180
Five Below, Inc.(1)	54,083	6,691,690
Floor & Decor Holdings, Inc., Class A(1)	153,387	5,259,640
O'Reilly Automotive, Inc.(1)	36,937	12,730,706
Ulta Salon Cosmetics & Fragrance, Inc.(1)	26,459	7,723,911
		47,706,035
Technology Hardware, Storage and Peripherals — 1.5%
NetApp, Inc.	148,940	9,497,904
Textiles, Apparel and Luxury Goods — 2.8%
Lululemon Athletica, Inc.(1)	44,626	6,596,169
VF Corp.	132,079	11,117,090
		17,713,259
Trading Companies and Distributors — 1.5%
United Rentals, Inc.(1)	41,976	5,257,914
Univar, Inc.(1)	186,896	3,893,043
		9,150,957
TOTAL COMMON STOCKS (Cost $527,136,363)		631,013,522
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $2,039,653), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $1,995,181)		1,995,056
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $343,683), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $333,012)		333,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,435	1,435
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,329,491)		2,329,491
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $529,465,854)		633,343,013
OTHER ASSETS AND LIABILITIES — (1.3)%		(7,975,212)
TOTAL NET ASSETS — 100.0%		$625,367,801

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	112,634	USD	82,961	Morgan Stanley	3/29/19	$2,876
CAD	112,634	USD	85,013	Morgan Stanley	3/29/19	824
CAD	47,425	USD	35,781	Morgan Stanley	3/29/19	361
CAD	148,203	USD	111,102	Morgan Stanley	3/29/19	1,842
CAD	59,281	USD	44,772	Morgan Stanley	3/29/19	406
CAD	77,066	USD	58,130	Morgan Stanley	3/29/19	600
CAD	41,497	USD	31,576	Morgan Stanley	3/29/19	49
CAD	47,425	USD	34,956	Morgan Stanley	3/29/19	1,186
USD	1,309,771	CAD	1,754,726	Morgan Stanley	3/29/19	(27,481)
USD	52,274	CAD	71,138	Morgan Stanley	3/29/19	(1,939)
USD	35,151	CAD	47,425	Morgan Stanley	3/29/19	(990)
USD	40,049	CAD	53,353	Morgan Stanley	3/29/19	(611)
USD	44,644	CAD	59,281	Morgan Stanley	3/29/19	(533)
USD	35,815	CAD	47,425	Morgan Stanley	3/29/19	(327)
USD	80,105	CAD	106,706	Morgan Stanley	3/29/19	(1,215)
USD	103,844	CAD	136,347	Morgan Stanley	3/29/19	(64)
						$(25,016)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	629,574,796	1,438,726	—
Temporary Cash Investments	1,435	2,328,056	—
	629,576,231	3,766,782	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	8,144	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	33,160	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2019

Select - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.2%
Boeing Co. (The)	165,700	63,897,234
Auto Components — 1.2%
Aptiv plc	443,100	35,062,503
Banks — 1.4%
JPMorgan Chase & Co.	408,200	42,248,700
Beverages — 2.8%
Constellation Brands, Inc., Class A	293,800	51,021,308
Diageo plc	832,000	31,725,264
		82,746,572
Biotechnology — 8.0%
Alexion Pharmaceuticals, Inc.(1)	194,700	23,940,312
Biogen, Inc.(1)	224,300	74,866,854
Celgene Corp.(1)	408,000	36,091,680
Regeneron Pharmaceuticals, Inc.(1)	162,000	69,541,740
Vertex Pharmaceuticals, Inc.(1)	157,400	30,049,234
		234,489,820
Building Products — 0.7%
Allegion plc	243,300	20,889,738
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	344,700	18,034,704
Cboe Global Markets, Inc.	317,600	29,622,552
MSCI, Inc.	145,200	24,723,204
		72,380,460
Chemicals — 1.3%
Sherwin-Williams Co. (The)	87,700	36,967,304
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	65,400	14,046,612
Electronic Equipment, Instruments and Components — 0.3%
Keyence Corp.	19,800	10,172,025
Entertainment — 3.9%
Electronic Arts, Inc.(1)	516,200	47,614,288
Walt Disney Co. (The)	609,100	67,926,832
		115,541,120
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	143,300	24,767,972
Equinix, Inc.	32,400	12,765,600
		37,533,572
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	180,200	38,676,326
Health Care Providers and Services — 5.3%
UnitedHealth Group, Inc.	570,700	154,203,140
Hotels, Restaurants and Leisure — 0.9%
Starbucks Corp.	402,000	27,392,280

Industrial Conglomerates — 1.2%
Roper Technologies, Inc.	125,900	35,662,434
Interactive Media and Services — 13.0%
Alphabet, Inc., Class A(1)	90,600	102,005,634
Alphabet, Inc., Class C(1)	138,600	154,728,882
Baidu, Inc. ADR(1)	90,200	15,571,226
Facebook, Inc., Class A(1)	647,600	107,948,444
		380,254,186
Internet and Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)	106,300	182,700,999
IT Services — 10.5%
MasterCard, Inc., Class A	787,000	166,159,310
PayPal Holdings, Inc.(1)	1,109,400	98,470,344
Visa, Inc., Class A	313,900	42,379,639
		307,009,293
Machinery — 3.5%
FANUC Corp.	131,500	22,180,764
Graco, Inc.	1,045,900	45,318,847
Middleby Corp. (The)(1)	292,000	34,345,040
		101,844,651
Oil, Gas and Consumable Fuels — 1.4%
EOG Resources, Inc.	408,200	40,493,440
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	341,300	46,560,146
Professional Services — 3.4%
IHS Markit Ltd.(1)	895,400	46,489,168
Verisk Analytics, Inc.(1)	455,200	53,445,032
		99,934,200
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	151,400	31,031,268
Semiconductors and Semiconductor Equipment — 3.7%
Analog Devices, Inc.	552,200	54,590,492
Maxim Integrated Products, Inc.	967,300	52,495,371
		107,085,863
Software — 4.4%
DocuSign, Inc.(1)	196,600	9,721,870
Microsoft Corp.	941,500	98,320,845
salesforce.com, Inc.(1)	129,300	19,649,721
		127,692,436
Specialty Retail — 5.3%
Home Depot, Inc. (The)	452,100	82,973,913
TJX Cos., Inc. (The)	1,444,200	71,820,066
		154,793,979
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	1,366,500	227,440,260
NetApp, Inc.	343,300	21,892,241
		249,332,501

Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc., Class B	789,800	64,668,824
TOTAL COMMON STOCKS (Cost $1,322,524,824)		2,915,311,626
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $10,000,827), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $9,782,767)		9,782,156
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,669,315), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $1,633,057)		1,633,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,801	6,801
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,421,957)		11,421,957
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,333,946,781)		2,926,733,583
OTHER ASSETS AND LIABILITIES†		(1,290,898)
TOTAL NET ASSETS — 100.0%		$2,925,442,685

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	855,259	USD	631,543	Morgan Stanley	3/29/19	$20,238
USD	19,156,329	CAD	25,664,117	Morgan Stanley	3/29/19	(401,923)
USD	571,400	CAD	777,893	Morgan Stanley	3/29/19	(21,422)
USD	634,038	CAD	836,182	Morgan Stanley	3/29/19	(3,204)
USD	630,873	CAD	836,182	Morgan Stanley	3/29/19	(6,370)
USD	992,637	CAD	1,318,391	Morgan Stanley	3/29/19	(12,089)
JPY	56,034,000	USD	510,607	Bank of America N.A.	3/29/19	6,084
JPY	45,342,000	USD	421,335	Bank of America N.A.	3/29/19	(3,236)
USD	5,069,067	JPY	566,082,000	Bank of America N.A.	3/29/19	(150,788)
USD	444,703	JPY	48,807,000	Bank of America N.A.	3/29/19	(5,348)
USD	260,044	JPY	28,116,000	Bank of America N.A.	3/29/19	786
						$(577,272)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued at the settlement price as provided by the appropriate exchange. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,820,202,305	95,109,321	—
Temporary Cash Investments	6,801	11,415,156	—
	2,820,209,106	106,524,477	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	27,108	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	604,380	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2019

Small Cap Growth - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 2.7%
Aerojet Rocketdyne Holdings, Inc.(1)	202,827	8,005,582
Kratos Defense & Security Solutions, Inc.(1)	551,049	8,535,749
Mercury Systems, Inc.(1)	91,088	5,340,489
		21,881,820
Banks — 1.9%
Bank of NT Butterfield & Son Ltd. (The)	123,620	4,332,881
Glacier Bancorp, Inc.	135,373	5,710,033
Seacoast Banking Corp. of Florida(1)	194,792	5,360,676
		15,403,590
Beverages — 1.2%
MGP Ingredients, Inc.	131,948	9,472,547
Biotechnology — 8.7%
Acceleron Pharma, Inc.(1)	93,325	3,956,980
Adamas Pharmaceuticals, Inc.(1)	158,248	1,424,232
Aimmune Therapeutics, Inc.(1)	130,190	3,062,069
Alder Biopharmaceuticals, Inc.(1)	148,282	2,087,811
Amicus Therapeutics, Inc.(1)	342,308	4,121,388
AnaptysBio, Inc.(1)	28,545	1,893,104
Arena Pharmaceuticals, Inc.(1)	126,256	5,803,988
Array BioPharma, Inc.(1)	309,069	5,770,318
Blueprint Medicines Corp.(1)	55,476	3,999,265
FibroGen, Inc.(1)	86,141	4,888,502
Flexion Therapeutics, Inc.(1)	169,741	2,493,495
Global Blood Therapeutics, Inc.(1)	54,054	2,589,727
Halozyme Therapeutics, Inc.(1)	184,473	2,984,773
Heron Therapeutics, Inc.(1)	129,954	3,495,763
Immunomedics, Inc.(1)	220,634	3,263,177
Intercept Pharmaceuticals, Inc.(1)	26,118	3,151,920
Loxo Oncology, Inc.(1)	25,093	5,886,818
Principia Biopharma, Inc.(1)	83,747	2,538,372
Sage Therapeutics, Inc.(1)	18,434	2,628,504
Ultragenyx Pharmaceutical, Inc.(1)	56,180	2,770,798
Viking Therapeutics, Inc.(1)	239,952	1,958,008
		70,769,012
Building Products — 2.0%
Fortune Brands Home & Security, Inc.	112,477	5,095,208
PGT Innovations, Inc.(1)	278,289	4,630,729
Trex Co., Inc.(1)	92,371	6,443,801
		16,169,738
Capital Markets — 1.1%
Ares Management Corp., Class A	216,991	4,526,432
Hamilton Lane, Inc., Class A	124,307	4,508,615
		9,035,047

Chemicals — 1.3%
Ferro Corp.(1)	308,930	5,149,863
Valvoline, Inc.	256,290	5,666,572
		10,816,435
Commercial Services and Supplies — 5.1%
Advanced Disposal Services, Inc.(1)	316,023	7,963,780
Brink's Co. (The)	121,786	9,018,253
Casella Waste Systems, Inc., Class A(1)	243,891	7,345,997
Clean Harbors, Inc.(1)	128,324	7,598,064
Healthcare Services Group, Inc.	212,181	9,255,335
		41,181,429
Communications Equipment — 0.8%
AudioCodes Ltd.	39,367	551,138
Lumentum Holdings, Inc.(1)	42,037	2,056,030
Quantenna Communications, Inc.(1)	263,540	3,937,287
		6,544,455
Construction and Engineering — 1.2%
Dycom Industries, Inc.(1)	173,104	10,048,687
Consumer Finance — 1.0%
Curo Group Holdings Corp.(1)	130,129	1,626,613
Green Dot Corp., Class A(1)	91,016	6,737,004
		8,363,617
Containers and Packaging — 0.9%
Berry Global Group, Inc.(1)	153,861	7,577,654
Distributors — 0.7%
Pool Corp.	38,641	5,792,672
Diversified Consumer Services — 1.8%
Bright Horizons Family Solutions, Inc.(1)	58,857	6,815,052
Chegg, Inc.(1)	225,455	7,940,525
		14,755,577
Electronic Equipment, Instruments and Components — 1.5%
Dolby Laboratories, Inc., Class A	123,181	7,961,188
National Instruments Corp.	102,419	4,528,968
		12,490,156
Entertainment — 1.9%
World Wrestling Entertainment, Inc., Class A	120,985	9,961,905
Zynga, Inc., Class A(1)	1,240,670	5,558,202
		15,520,107
Equity Real Estate Investment Trusts (REITs) — 3.7%
Americold Realty Trust	379,277	11,120,402
CareTrust REIT, Inc.	371,935	8,175,131
First Industrial Realty Trust, Inc.	326,439	10,681,084
		29,976,617
Health Care Equipment and Supplies — 5.0%
ICU Medical, Inc.(1)	44,026	10,953,669
Insulet Corp.(1)	113,553	9,219,368
Masimo Corp.(1)	66,980	8,331,642
Merit Medical Systems, Inc.(1)	148,234	8,379,668

OrthoPediatrics Corp.(1)	105,390	3,822,495
		40,706,842
Health Care Providers and Services — 4.9%
Amedisys, Inc.(1)	34,805	4,565,024
Encompass Health Corp.	90,137	6,024,757
Ensign Group, Inc. (The)	148,283	6,460,690
HealthEquity, Inc.(1)	114,916	7,163,863
PetIQ, Inc.(1)	208,337	6,337,612
R1 RCM, Inc.(1)	1,184,889	9,621,299
		40,173,245
Health Care Technology — 1.9%
Inspire Medical Systems, Inc.(1)	103,442	5,547,595
Teladoc Health, Inc.(1)	156,077	10,020,143
		15,567,738
Hotels, Restaurants and Leisure — 3.5%
Churchill Downs, Inc.	118,218	10,873,692
Planet Fitness, Inc., Class A(1)	198,059	11,471,577
Texas Roadhouse, Inc.	99,775	6,070,311
		28,415,580
Household Durables — 2.8%
Cavco Industries, Inc.(1)	33,292	5,536,126
PlayAGS, Inc.(1)	398,481	9,985,934
TopBuild Corp.(1)	146,191	7,720,347
		23,242,407
Household Products — 0.9%
Central Garden & Pet Co., Class A(1)	206,991	7,373,020
Insurance — 2.8%
Goosehead Insurance, Inc., Class A(1)	176,954	5,085,658
Kemper Corp.	100,266	7,537,998
Kinsale Capital Group, Inc.	94,828	5,500,024
Trupanion, Inc.(1)	183,257	4,865,473
		22,989,153
Internet and Direct Marketing Retail — 1.2%
Etsy, Inc.(1)	172,521	9,428,273
IT Services — 0.4%
Evo Payments, Inc., Class A(1)	116,596	2,932,389
Leisure Products — 0.6%
Malibu Boats, Inc., Class A(1)	119,328	4,838,751
Life Sciences Tools and Services — 1.6%
NeoGenomics, Inc.(1)	324,877	5,399,456
PRA Health Sciences, Inc.(1)	69,475	7,362,266
		12,761,722
Machinery — 3.3%
Chart Industries, Inc.(1)	109,398	8,172,031
ITT, Inc.	113,866	5,984,797
John Bean Technologies Corp.	54,292	4,312,956
Kennametal, Inc.	219,636	8,253,921
		26,723,705

Oil, Gas and Consumable Fuels — 1.4%
Callon Petroleum Co.(1)	643,235	5,235,933
Centennial Resource Development, Inc., Class A(1)	293,970	3,871,585
Matador Resources Co.(1)	135,404	2,640,378
		11,747,896
Personal Products — 1.0%
Medifast, Inc.	65,864	8,380,535
Pharmaceuticals — 3.4%
Aerie Pharmaceuticals, Inc.(1)	85,352	4,013,251
Catalent, Inc.(1)	296,544	10,951,370
Horizon Pharma plc(1)	256,490	5,511,970
Medicines Co. (The)(1)	95,380	2,204,232
Optinose, Inc.(1)	234,279	1,508,757
Reata Pharmaceuticals, Inc., Class A(1)	39,710	3,167,666
		27,357,246
Real Estate Management and Development — 1.1%
Altus Group Ltd.	99,858	1,874,119
FirstService Corp.	87,596	7,116,612
		8,990,731
Semiconductors and Semiconductor Equipment — 4.2%
Entegris, Inc.	116,638	3,854,886
Inphi Corp.(1)	221,511	8,736,394
Integrated Device Technology, Inc.(1)	251,004	12,261,545
Monolithic Power Systems, Inc.	37,254	4,714,866
Semtech Corp.(1)	92,537	4,493,597
		34,061,288
Software — 12.0%
Avalara, Inc.(1)	155,714	6,208,317
Bottomline Technologies de, Inc.(1)	160,191	8,273,865
Coupa Software, Inc.(1)	90,789	7,895,012
Fair Isaac Corp.(1)	45,304	10,202,461
Five9, Inc.(1)	189,101	9,668,734
Globant SA(1)	89,588	6,056,149
Paylocity Holding Corp.(1)	158,376	11,249,447
RealPage, Inc.(1)	234,629	13,085,259
RingCentral, Inc., Class A(1)	96,682	8,937,284
Workiva, Inc.(1)	154,760	6,484,444
Zendesk, Inc.(1)	149,024	10,063,591
		98,124,563
Specialty Retail — 3.7%
At Home Group, Inc.(1)	322,949	7,117,796
Boot Barn Holdings, Inc.(1)	263,707	6,178,655
Hudson Ltd., Class A(1)	299,731	3,860,535
National Vision Holdings, Inc.(1)	170,465	5,413,969
RH(1)	56,236	7,640,785
		30,211,740
Textiles, Apparel and Luxury Goods — 0.4%
Canada Goose Holdings, Inc.(1)	65,795	3,385,811

Thrifts and Mortgage Finance — 1.1%
LendingTree, Inc.(1)	16,896	5,006,961
NMI Holdings, Inc., Class A(1)	178,420	3,925,240
		8,932,201
Trading Companies and Distributors — 1.9%
NOW, Inc.(1)	466,084	6,306,116
SiteOne Landscape Supply, Inc.(1)	167,249	8,914,372
		15,220,488
Water Utilities — 1.0%
SJW Group	132,237	7,927,608
TOTAL COMMON STOCKS (Cost $684,720,699)		795,292,092
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $12,736,467), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $12,458,759)		12,457,980
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $2,125,922), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $2,080,072)		2,080,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,380	8,380
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,546,360)		14,546,360
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $699,267,059)		809,838,452
OTHER ASSETS AND LIABILITIES — 0.6%		4,845,261
TOTAL NET ASSETS — 100.0%		$814,683,713

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,352,045	USD	3,243,430	Morgan Stanley	3/29/19	$73,200
CAD	827,380	USD	613,538	Morgan Stanley	3/29/19	16,997
CAD	534,810	USD	394,202	Morgan Stanley	3/29/19	13,369
CAD	453,940	USD	336,461	Morgan Stanley	3/29/19	9,480
CAD	404,631	USD	301,682	Morgan Stanley	3/29/19	6,682
USD	13,833,892	CAD	18,533,542	Morgan Stanley	3/29/19	(290,252)
USD	298,784	CAD	405,583	Morgan Stanley	3/29/19	(10,305)
USD	396,314	CAD	527,969	Morgan Stanley	3/29/19	(6,044)
USD	258,399	CAD	343,118	Morgan Stanley	3/29/19	(3,086)
USD	260,257	CAD	344,620	Morgan Stanley	3/29/19	(2,373)
USD	327,445	CAD	433,247	Morgan Stanley	3/29/19	(2,726)
USD	371,651	CAD	492,097	Morgan Stanley	3/29/19	(3,369)
						$(198,427)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	786,301,361	8,990,731	—
Temporary Cash Investments	8,380	14,537,980	—
	786,309,741	23,528,711	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	119,728	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	318,155	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
January 31, 2019

Sustainable Equity - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 3.4%
Boeing Co. (The)	16,447	6,342,292
Lockheed Martin Corp.	8,796	2,548,113
		8,890,405
Airlines — 1.0%
Delta Air Lines, Inc.	55,313	2,734,122
Banks — 6.3%
Bank of America Corp.	350,105	9,967,489
JPMorgan Chase & Co.	65,106	6,738,471
		16,705,960
Beverages — 2.2%
Molson Coors Brewing Co., Class B	9,331	621,538
PepsiCo, Inc.	46,157	5,200,509
		5,822,047
Biotechnology — 3.5%
AbbVie, Inc.	26,358	2,116,284
Amgen, Inc.	10,568	1,977,378
Biogen, Inc.(1)	11,933	3,982,997
Vertex Pharmaceuticals, Inc.(1)	6,148	1,173,715
		9,250,374
Building Products — 0.3%
Johnson Controls International plc	19,892	671,753
Capital Markets — 1.8%
Ameriprise Financial, Inc.	10,242	1,296,637
BlackRock, Inc.	2,485	1,031,474
S&P Global, Inc.	5,886	1,128,052
State Street Corp.	18,497	1,311,437
		4,767,600
Chemicals — 1.5%
LyondellBasell Industries NV, Class A	30,665	2,666,935
Sherwin-Williams Co. (The)	3,028	1,276,363
		3,943,298
Communications Equipment — 3.2%
Cisco Systems, Inc.	139,042	6,575,296
Motorola Solutions, Inc.	16,144	1,887,395
		8,462,691
Consumer Finance — 0.6%
American Express Co.	15,757	1,618,244
Containers and Packaging — 0.4%
International Paper Co.	21,651	1,026,907
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	46,763	1,405,696
Verizon Communications, Inc.	27,130	1,493,778
		2,899,474

Electric Utilities — 3.1%
Exelon Corp.	170,770	8,155,975
Electrical Equipment — 0.4%
Eaton Corp. plc	14,854	1,132,617
Entertainment — 1.5%
Netflix, Inc.(1)	5,042	1,711,759
Walt Disney Co. (The)	20,746	2,313,594
		4,025,353
Equity Real Estate Investment Trusts (REITs) — 4.2%
Host Hotels & Resorts, Inc.	154,401	2,788,482
Prologis, Inc.	98,691	6,825,470
SBA Communications Corp.(1)	7,751	1,414,790
		11,028,742
Food and Staples Retailing — 0.9%
Walgreens Boots Alliance, Inc.	33,510	2,421,433
Food Products — 1.0%
Archer-Daniels-Midland Co.	15,798	709,330
Mondelez International, Inc., Class A	39,553	1,829,722
		2,539,052
Health Care Equipment and Supplies — 1.5%
Edwards Lifesciences Corp.(1)	18,881	3,217,700
ResMed, Inc.	8,436	802,854
		4,020,554
Health Care Providers and Services — 3.8%
Centene Corp.(1)	3,704	483,631
CVS Health Corp.	26,840	1,759,362
Humana, Inc.	8,401	2,595,825
Quest Diagnostics, Inc.	17,236	1,505,565
UnitedHealth Group, Inc.	13,452	3,634,730
		9,979,113
Hotels, Restaurants and Leisure — 1.3%
Royal Caribbean Cruises Ltd.	29,138	3,498,017
Household Products — 2.5%
Procter & Gamble Co. (The)	67,912	6,551,471
Insurance — 4.5%
Aflac, Inc.	30,913	1,474,550
Prudential Financial, Inc.	64,481	5,941,279
Travelers Cos., Inc. (The)	35,349	4,437,714
		11,853,543
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A(1)	4,796	5,399,769
Alphabet, Inc., Class C(1)	2,501	2,792,041
Facebook, Inc., Class A(1)	27,787	4,631,815
		12,823,625
Internet and Direct Marketing Retail — 3.4%
Amazon.com, Inc.(1)	4,866	8,363,340
Booking Holdings, Inc.(1)	325	595,663
		8,959,003

IT Services — 5.3%
Accenture plc, Class A	30,415	4,670,223
DXC Technology Co.	17,947	1,150,762
PayPal Holdings, Inc.(1)	14,442	1,281,872
Visa, Inc., Class A	49,843	6,729,303
		13,832,160
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	31,890	2,425,234
Illumina, Inc.(1)	3,435	961,079
		3,386,313
Machinery — 2.4%
Caterpillar, Inc.	13,321	1,773,824
Cummins, Inc.	10,586	1,557,306
Ingersoll-Rand plc	16,119	1,612,545
Parker-Hannifin Corp.	8,934	1,472,413
		6,416,088
Media — 1.2%
Comcast Corp., Class A	86,370	3,158,551
Multiline Retail — 0.9%
Target Corp.	31,028	2,265,044
Oil, Gas and Consumable Fuels — 4.0%
ConocoPhillips	84,128	5,694,624
Devon Energy Corp.	21,696	578,198
EOG Resources, Inc.	12,112	1,201,511
ONEOK, Inc.	15,543	998,016
Phillips 66	14,121	1,347,285
Valero Energy Corp.	8,249	724,427
		10,544,061
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	37,151	1,834,145
Merck & Co., Inc.	43,442	3,233,388
Zoetis, Inc.	56,714	4,886,478
		9,954,011
Professional Services — 0.5%
ManpowerGroup, Inc.	7,249	572,888
Robert Half International, Inc.	9,849	634,571
		1,207,459
Road and Rail — 0.9%
Norfolk Southern Corp.	13,501	2,264,658
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	11,807	461,418
ASML Holding NV	14,020	2,468,516
Broadcom, Inc.	8,929	2,395,204
Intel Corp.	34,689	1,634,546
NVIDIA Corp.	7,159	1,029,106
Texas Instruments, Inc.	11,898	1,197,891
		9,186,681
Software — 7.2%
Adobe, Inc.(1)	11,693	2,897,759

Microsoft Corp.	115,874	12,100,722
Palo Alto Networks, Inc.(1)	5,347	1,148,643
Red Hat, Inc.(1)	2,142	380,933
salesforce.com, Inc.(1)	14,501	2,203,717
ServiceNow, Inc.(1)	1,661	365,453
		19,097,227
Specialty Retail — 3.6%
Best Buy Co., Inc.	8,825	522,793
Home Depot, Inc. (The)	32,693	6,000,146
Ross Stores, Inc.	32,281	2,973,726
		9,496,665
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	47,809	7,957,330
Hewlett Packard Enterprise Co.	28,302	441,228
HP, Inc.	96,750	2,131,403
		10,529,961
Textiles, Apparel and Luxury Goods — 1.0%
NIKE, Inc., Class B	23,807	1,949,317
VF Corp.	8,425	709,132
		2,658,449
TOTAL COMMON STOCKS (Cost $198,321,494)		257,778,701
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI KLD 400 Social ETF (Cost $2,538,798)	26,018	2,617,411
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $2,402,348), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $2,349,967)		2,349,820
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $402,600), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $392,014)		392,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,906	1,906
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,743,726)		2,743,726
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $203,604,018)		263,139,838
OTHER ASSETS AND LIABILITIES — 0.1%		200,136
TOTAL NET ASSETS — 100.0%		$263,339,974

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	43,920	USD	50,807	Credit Suisse AG	3/29/19	$(304)
EUR	77,801	USD	89,206	Credit Suisse AG	3/29/19	255
EUR	48,939	USD	56,211	Credit Suisse AG	3/29/19	63
EUR	69,530	USD	80,177	Credit Suisse AG	3/29/19	(227)
EUR	58,644	USD	67,318	Credit Suisse AG	3/29/19	115
USD	2,085,991	EUR	1,813,015	Credit Suisse AG	3/29/19	1,259
USD	79,551	EUR	68,979	Credit Suisse AG	3/29/19	234
USD	73,298	EUR	63,692	Credit Suisse AG	3/29/19	61
USD	63,816	EUR	55,850	Credit Suisse AG	3/29/19	(404)
USD	80,887	EUR	70,549	Credit Suisse AG	3/29/19	(235)
USD	77,216	EUR	67,212	Credit Suisse AG	3/29/19	(69)
						$748

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	255,310,185	2,468,516	—
Exchange-Traded Funds	2,617,411	—	—
Temporary Cash Investments	1,906	2,741,820	—
	257,929,502	5,210,336	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,987	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,239	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2019

Ultra - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 3.3%
Boeing Co. (The)	927,000	357,469,740
United Technologies Corp.	193,000	22,787,510
		380,257,250
Automobiles — 1.4%
Tesla, Inc.(1)	540,000	165,790,800
Banks — 2.3%
JPMorgan Chase & Co.	1,567,000	162,184,500
U.S. Bancorp	1,956,000	100,068,960
		262,253,460
Beverages — 1.9%
Coca-Cola Co. (The)	1,418,000	68,248,340
Constellation Brands, Inc., Class A	870,000	151,084,200
		219,332,540
Biotechnology — 7.0%
Alexion Pharmaceuticals, Inc.(1)	680,000	83,612,800
Alnylam Pharmaceuticals, Inc.(1)	443,000	37,003,790
Biogen, Inc.(1)	289,000	96,462,420
Bluebird Bio, Inc.(1)	306,000	40,829,580
Celgene Corp.(1)	2,203,000	194,877,380
Ionis Pharmaceuticals, Inc.(1)	976,000	56,608,000
Regeneron Pharmaceuticals, Inc.(1)	559,000	239,961,930
Sage Therapeutics, Inc.(1)	355,000	50,619,450
		799,975,350
Capital Markets — 0.8%
MSCI, Inc.	543,000	92,456,610
Chemicals — 1.2%
Ecolab, Inc.	890,072	140,782,688
Electrical Equipment — 0.9%
Acuity Brands, Inc.	852,000	103,015,320
Electronic Equipment, Instruments and Components — 1.1%
Cognex Corp.	774,000	35,217,000
Keyence Corp.	65,000	33,393,013
Yaskawa Electric Corp.	1,984,000	55,787,967
		124,397,980
Entertainment — 4.3%
Netflix, Inc.(1)	603,000	204,718,500
Walt Disney Co. (The)	2,531,000	282,257,120
		486,975,620
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	948,000	203,469,240
Health Care Equipment and Supplies — 4.5%
ABIOMED, Inc.(1)	156,000	54,766,920
Edwards Lifesciences Corp.(1)	535,000	91,174,700

IDEXX Laboratories, Inc.(1)	372,000	79,154,160
Intuitive Surgical, Inc.(1)	550,592	288,311,995
		513,407,775
Health Care Providers and Services — 4.1%
UnitedHealth Group, Inc.	1,732,000	467,986,400
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	275,000	145,642,750
Starbucks Corp.	1,714,000	116,791,960
		262,434,710
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A(1)	294,058	331,076,962
Alphabet, Inc., Class C(1)	358,000	399,660,460
Baidu, Inc. ADR(1)	321,000	55,414,230
Facebook, Inc., Class A(1)	2,693,000	448,896,170
Tencent Holdings Ltd.	2,283,000	102,718,582
		1,337,766,404
Internet and Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	444,000	763,116,120
IT Services — 11.4%
MasterCard, Inc., Class A	2,434,963	514,093,738
PayPal Holdings, Inc.(1)	2,619,000	232,462,440
Square, Inc., Class A(1)	930,000	66,355,500
Visa, Inc., Class A	3,656,000	493,596,560
		1,306,508,238
Machinery — 3.8%
Cummins, Inc.	889,000	130,780,790
Donaldson Co., Inc.	717,000	33,899,760
Nordson Corp.	330,000	42,781,200
WABCO Holdings, Inc.(1)	1,013,000	115,714,990
Wabtec Corp.	1,575,000	108,927,000
		432,103,740
Oil, Gas and Consumable Fuels — 1.6%
Concho Resources, Inc.(1)	519,000	62,196,960
EOG Resources, Inc.	1,166,000	115,667,200
		177,864,160
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	1,195,000	163,021,900
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	1,098,000	117,529,920
Semiconductors and Semiconductor Equipment — 3.1%
Analog Devices, Inc.	1,310,000	129,506,600
Applied Materials, Inc.	788,000	30,795,040
Maxim Integrated Products, Inc.	1,795,000	97,414,650
Xilinx, Inc.	886,000	99,178,840
		356,895,130
Software — 6.7%
Adobe, Inc.(1)	209,000	51,794,380
DocuSign, Inc.(1)	1,225,000	60,576,250
Microsoft Corp.	2,327,000	243,008,610

salesforce.com, Inc.(1)	1,591,000	241,784,270
Splunk, Inc.(1)	464,000	57,925,760
Tableau Software, Inc., Class A(1)	903,000	115,439,520
		770,528,790
Specialty Retail — 4.6%
O'Reilly Automotive, Inc.(1)	292,000	100,640,720
Ross Stores, Inc.	1,456,000	134,126,720
TJX Cos., Inc. (The)	5,928,000	294,799,440
		529,566,880
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	5,260,645	875,581,754
Textiles, Apparel and Luxury Goods — 2.5%
NIKE, Inc., Class B	2,511,000	205,600,680
Under Armour, Inc., Class C(1)	4,150,000	78,601,000
		284,201,680
TOTAL COMMON STOCKS (Cost $4,576,496,419)		11,337,220,459
TEMPORARY CASH INVESTMENTS — 1.1%
Federal Home Loan Bank Discount Notes, 2.31%, 2/1/19(2)	70,063,000	70,063,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $49,377,893), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $48,301,249)		48,298,230
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $8,228,741), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $8,066,280)		8,066,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,016	28,016
TOTAL TEMPORARY CASH INVESTMENTS (Cost $126,455,246)		126,455,246
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,702,951,665)		11,463,675,705
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,538,848)
TOTAL NET ASSETS — 100.0%		$11,452,136,857

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	208,707,800	USD	1,903,817	Bank of America, N.A.	3/29/19	$20,683
JPY	199,206,000	USD	1,815,254	Bank of America, N.A.	3/29/19	21,629
JPY	247,241,400	USD	2,297,462	Bank of America, N.A.	3/29/19	(17,643)
USD	30,334,035	JPY	3,387,517,000	Bank of America, N.A.	3/29/19	(902,339)
USD	1,787,484	JPY	196,179,900	Bank of America, N.A.	3/29/19	(21,496)
USD	2,176,266	JPY	233,961,700	Bank of America, N.A.	3/29/19	18,900
USD	2,003,171	JPY	218,181,600	Bank of America, N.A.	3/29/19	(8,686)
						$(888,952)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	11,145,320,897	191,899,562	—
Temporary Cash Investments	28,016	126,427,230	—
	11,145,348,913	318,326,792	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	61,212	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	950,164	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 28, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2019